UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.47%

CORPORATE BONDS 91.72%

Air Transportation 0.89%

Emirates Airline (United Arab Emirates)†(a)	4.50%	2/6/2025	$152	$155,275
Gol LuxCo SA (Luxembourg)†(a)	8.875%	1/24/2022	200	182,500
Total				337,775

Automotive 0.53%

Hyundai Capital America†	2.60%	3/19/2020	200	200,217

Banks: Regional 25.34%

ADCB Finance Cayman Ltd.	2.75%	9/16/2019	200	201,300
Akbank TAS (Turkey)†(a)	4.00%	1/24/2020	400	397,078
Akbank TAS (Turkey)†(a)	7.20%#	3/16/2027	200	207,020
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021	200	228,395
Axis Bank Ltd. (United Arab Emirates)†(a)	3.25%	5/21/2020	200	202,232
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026	200	209,250
Banco de Credito del Peru (Peru)†(a)	4.25%	4/1/2023	200	208,000
Banco de Credito e Inversiones (Chile)†(a)	4.00%	2/11/2023	200	205,435
Banco Mercantil del Norte SA (Mexico)†(a)	5.75%#	10/4/2031	200	196,250
Banco Regional SAECA (Paraguay)†(a)	8.125%	1/24/2019	150	160,485
Bancolombia SA (Colombia)(a)	5.95%	6/3/2021	150	164,812
Bangkok Bank PCL (Hong Kong)†(a)	4.80%	10/18/2020	100	106,513
Bangkok Bank PCL (Hong Kong)†(a)	5.00%	10/3/2023	200	219,294
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024	200	212,869
Bank of China Ltd. (Hong Kong)(a)	3.875%	6/30/2025	400	412,050
Bank of India (Jersey)(a)	3.125%	5/6/2020	200	199,116
BBVA Banco Continental SA (Peru)†(a)	5.00%	8/26/2022	200	214,500
DBS Bank Ltd. (Singapore)†(a)	3.625%#	9/21/2022	200	201,248
EXIM Sukuk Malaysia Berhad (Malaysia)(a)	2.874%	2/19/2019	200	201,277
ICICI Bank Ltd. (Hong Kong)†(a)	5.75%	11/16/2020	400	439,040
Industrial & Commercial Bank of China Ltd. (United Arab Emirates)(a)	2.625%	5/26/2020	400	398,071
Industrial Bank of Korea (South Korea)†(a)	2.00%	4/23/2020	200	197,600
Itau Unibanco Holding SA†	5.50%	8/6/2022	200	209,800
KEB Hana Bank (South Korea)(a)	2.50%	6/12/2019	400	401,979
Korea Development Bank (The) (South Korea)(a)	2.50%	1/13/2021	200	199,228
National Bank of Abu Dhabi PJSC (United Arab Emirates)(a)	2.25%	2/11/2020	200	199,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

National Savings Bank (Sri Lanka)†(a)	5.15%	9/10/2019	$200	$203,900
Oversea-Chinese Banking Corp., Ltd. (Singapore)†(a)	3.15%#	3/11/2023	200	201,417
Popular, Inc.	7.00%	7/1/2019	30	31,463
QNB Finance Ltd.	2.875%	4/29/2020	200	202,014
Sberbank of Russia via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022	200	219,558
Shinhan Bank (South Korea)†(a)	2.25%	4/15/2020	200	197,813
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.25%	4/20/2021	400	417,546
Turkiye Halk Bankasi AS (Turkey)†(a)	4.75%	2/11/2021	400	384,296
Turkiye Is Bankasi (Turkey)†(a)	3.75%	10/10/2018	400	400,161
Turkiye Is Bankasi (Turkey)†(a)	6.00%	10/24/2022	300	295,057
United Overseas Bank Ltd. (Singapore)(a)	3.50%#	9/16/2026	200	200,927
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025	200	223,792
Woori Bank (South Korea)†(a)	4.75%	4/30/2024	200	206,895
Zenith Bank plc (Nigeria)†(a)	6.25%	4/22/2019	200	201,920
Total				9,578,609

Beverages 1.13%

Becle SAB de CV (Mexico)†(a)	3.75%	5/13/2025	150	147,259
Central American Bottling Corp. (Guatemala)†(a)	5.75%	1/31/2027	200	207,792
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	70	72,450
Total				427,501

Building Materials 0.74%

Cementos Pacasmayo SAA (Peru)†(a)	4.50%	2/8/2023	100	101,520
CIMPOR Financial Operations BV (Netherlands)†(a)	5.75%	7/17/2024	200	178,000
Total				279,520

Business Services 1.13%

Cielo SA/Cielo USA, Inc. (Brazil)†(a)	3.75%	11/16/2022	200	193,750
DP World Ltd. (United Arab Emirates)†(a)	6.85%	7/2/2037	200	231,695
Total				425,445

Chemicals 2.68%

Braskem Finance Ltd.	6.45%	2/3/2024	200	216,060
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022	200	195,820
Grupo Idesa SA de CV (Mexico)†(a)	7.875%	12/18/2020	200	177,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)

OCP SA (Morocco)†(a)	6.875%	4/25/2044	$200	$215,599
PTT Global Chemical PCL (Thailand)†(a)	4.25%	9/19/2022	200	209,475
Total				1,014,204

Diversified 0.90%

Hutchison Whampoa International 03/33 Ltd.	7.45%	11/24/2033	100	138,476
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	200	203,079
Total				341,555

Drugs 0.54%

Teva Pharmaceutical Finance Co. BV (Curacao)(a)	3.65%	11/10/2021	200	203,436

Electric: Power 5.75%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	202,710
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.375%	6/22/2026	200	205,959
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	7.375%	10/21/2020	100	115,547
Empresa de Energia de Bogota SA ESP (Colombia)†(a)	6.125%	11/10/2021	200	206,500
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	200	204,972
Israel Electric Corp. Ltd. (Israel)†(a)	5.00%	11/12/2024	200	210,600
Korea Hydro & Nuclear Power Co., Ltd. (South Korea)†(a)	3.25%	6/15/2025	200	200,923
Korea Western Power Co., Ltd. (South Korea)†(a)	2.875%	10/10/2018	200	202,134
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	200	196,000
Perusahaan Listrik Negara PT (Indonesia)†(a)	5.50%	11/22/2021	200	217,760
Saudi Electricity Global Sukuk Co. 3†	5.50%	4/8/2044	200	208,650
Total				2,171,755

Engineering & Contracting Services 2.21%

Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(a)	6.75%	3/30/2029	200	209,458
China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	200	206,027
Delhi International Airport Pvt Ltd. (India)†(a)	6.125%	10/31/2026	200	215,895
Mexico City Airport Trust (Mexico)†(a)	4.25%	10/31/2026	200	203,250
Total				834,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.70%

Guanay Finance Ltd.†	6.00%	12/15/2020	$155	$160,340
SUAM Finance BV (Curacao)(a)	4.875%	4/17/2024	100	104,070
Total				264,410

Food 1.71%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023	185	197,025
Cencosud SA (Chile)†(a)	4.875%	1/20/2023	200	207,897
ESAL GmbH (Austria)†(a)	6.25%	2/5/2023	200	201,000
Smithfield Foods, Inc.†	3.35%	2/1/2022	40	39,994
Total				645,916

Household Equipment/Products 0.53%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020	200	200,007

Insurance 0.53%

AIA Group Ltd. (Hong Kong)†(a)	2.25%	3/11/2019	200	200,695

Investment Management Companies 0.56%

GrupoSura Finance SA†	5.50%	4/29/2026	200	211,250

Lodging 1.08%

MCE Finance Ltd. (Hong Kong)†(a)	5.00%	2/15/2021	200	203,400
Wynn Macau Ltd. (Macau)†(a)	5.25%	10/15/2021	200	204,500
Total				407,900

Machinery: Agricultural 0.55%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	200	207,604

Media 3.02%

Altice Financing SA (Luxembourg)†(a)	6.625%	2/15/2023	200	208,700
Altice Financing SA (Luxembourg)†(a)	7.50%	5/15/2026	200	213,000
Cablevision SA (Argentina)†(a)	6.50%	6/15/2021	150	158,400
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040	132	144,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	$200	$208,200
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	200	208,500
Total				1,141,435

Metal Fabricating 0.11%

Grinding Media, Inc./MC Grinding Media Canada, Inc.†	7.375%	12/15/2023	39	41,048

Metals & Minerals: Miscellaneous 3.95%

ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	200	229,535
AngloGold Ashanti Holdings plc (Isle of Man)(a)	6.50%	4/15/2040	150	150,375
Cia Minera Milpo SAA (Peru)†(a)	4.625%	3/28/2023	200	201,500
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023	200	217,000
HudBay Minerals, Inc. (Canada)†(a)	7.625%	1/15/2025	48	52,320
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	6.625%	10/14/2022	200	225,784
Southern Copper Corp. (Peru)(a)	3.50%	11/8/2022	120	121,547
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045	240	250,066
Volcan Cia Minera SAA (Peru)†(a)	5.375%	2/2/2022	45	45,563
Total				1,493,690

Natural Gas 2.14%

China Oil & Gas Group Ltd. (Hong Kong)(a)	5.00%	5/7/2020	200	205,500
Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023	200	205,500
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033	170	193,472
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	202,500
Total				806,972

Oil 15.45%

CNOOC Finance 2012 Ltd. (Hong Kong)†(a)	3.875%	5/2/2022	400	413,252
CNOOC Finance 2015 USA LLC	3.50%	5/5/2025	200	198,282
CNPC General Capital Ltd.†	3.95%	4/19/2022	200	208,187
Continental Resources, Inc.	5.00%	9/15/2022	20	20,275
Cosan Luxembourg SA (Luxembourg)†(a)	7.00%	1/20/2027	200	208,260
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	100	106,438
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.50%	12/15/2021	200	221,348
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025	305	296,155
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045	100	91,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Energen Corp.	4.625%	9/1/2021	$40	$39,938
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028	400	401,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	20	18,850
Kerr-McGee Corp.	7.875%	9/15/2031	20	25,693
Kosmos Energy Ltd.†	7.875%	8/1/2021	200	202,500
Lukoil International Finance BV (Netherlands)†(a)	4.563%	4/24/2023	200	205,751
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026	200	203,440
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	55	49,431
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	400	380,000
Petrobras Global Finance BV (Netherlands)(a)	6.25%	3/17/2024	125	128,500
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	375	372,187
Petroleos Mexicanos (Mexico)(a)	4.50%	1/23/2026	39	37,479
Petroleos Mexicanos (Mexico)†(a)	5.375%	3/13/2022	20	20,975
Petroleos Mexicanos (Mexico)(a)	5.50%	6/27/2044	272	241,414
Petronas Capital Ltd. (Malaysia)†(a)	5.25%	8/12/2019	100	106,696
PTT PCL (Thailand)†(a)	3.375%	10/25/2022	200	202,820
Reliance Industries Ltd. (India)†(a)	4.125%	1/28/2025	250	256,608
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland)†(a)	4.199%	3/6/2022	200	200,508
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	200	211,865
SM Energy Co.	6.50%	1/1/2023	40	40,800
Thai Oil PCL (Thailand)†(a)	4.875%	1/23/2043	200	206,185
WPX Energy, Inc.	6.00%	1/15/2022	40	40,900
YPF SA (Argentina)†(a)	8.50%	7/28/2025	443	481,630
Total				5,838,867

Oil: Crude Producers 1.14%

GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	205,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	214	225,442
Total				430,442

Oil: Integrated Domestic 0.24%

FTS International, Inc.†	8.631%#	6/15/2020	50	50,687
SESI LLC	7.125%	12/15/2021	39	39,683
Total				90,370

Paper & Forest Products 0.53%

Klabin Finance SA (Luxembourg)†(a)	5.25%	7/16/2024	200	201,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 3.04%

China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	$200	$205,680
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	100	110,308
MAF Sukuk Ltd.	4.50%	11/3/2025	200	208,369
Shimao Property Holdings Ltd. (Hong Kong)(a)	8.375%	2/10/2022	200	223,240
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	2.75%	3/7/2020	200	202,319
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	200	199,159
Total				1,149,075

Retail 1.69%

Arcos Dorados Holdings, Inc. (Uruguay)†(a)(b)	5.875%	4/4/2027	120	121,260
InRetail Consumer (Peru)†(a)	5.25%	10/10/2021	100	103,000
Pacific Emerald Pte Ltd. (Singapore)(a)	9.75%	7/25/2018	200	208,318
SACI Falabella (Chile)†(a)	4.375%	1/27/2025	200	206,422
Total				639,000

Steel 2.22%

ABJA Investment Co. Pte Ltd. (Singapore)(a)	5.95%	7/31/2024	200	207,250
Cliffs Natural Resources, Inc.†	5.75%	3/1/2025	29	28,275
Evraz Group SA (Russia)†(a)	5.375%	3/20/2023	200	201,000
Vale Overseas Ltd. (Brazil)(a)	4.375%	1/11/2022	180	183,438
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	50	54,437
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	152	163,309
Total				837,709

Technology 2.15%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	400	403,548
Baidu, Inc. (China)(a)	3.50%	11/28/2022	200	204,673
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	200	204,567
Total				812,788

Telecommunications 7.44%

Bharti Airtel International Netherlands BV (Netherlands)†(a)	5.125%	3/11/2023	200	210,105
Columbus Cable Barbados Ltd. (Barbados)†(a)	7.375%	3/30/2021	200	214,250
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	156,500
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	179,500
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	201,816

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)

GCX Ltd. (India)†(a)	7.00%	8/1/2019	$200	$204,994
HKT Capital No 2 Ltd.	3.625%	4/2/2025	200	200,010
IHS Netherlands Holdco BV (Netherlands)†(a)	9.50%	10/27/2021	200	206,092
Mobile Telesystems OJSC via MTS International Funding Ltd. (Ireland)†(a)	5.00%	5/30/2023	200	207,771
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	396,526
SingTel Group Treasury Pte Ltd. (Singapore)(a)	4.50%	9/8/2021	200	215,561
Telefonica Celular del Paraguay SA (Paraguay)†(a)	6.75%	12/13/2022	200	207,000
VimpelCom Holdings BV (Netherlands)†(a)	5.95%	2/13/2023	200	213,500
Total				2,813,625

Transportation: Miscellaneous 1.10%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	210,877
Rumo Luxembourg Sarl (Luxembourg)†(a)	7.375%	2/9/2024	200	206,500
Total				417,377
Total Corporate Bonds (cost $33,543,797)				34,666,487

FOREIGN GOVERNMENT OBLIGATIONS(a) 3.75%

Argentina 2.08%

Provincia de Buenos Aires†	6.50%	2/15/2023	111	111,522
Provincia of Neuquen†	8.625%	5/12/2028	150	162,606
Republic of Argentina†	6.875%	1/26/2027	256	259,904
Republic of Argentina	8.28%	12/31/2033	234	251,115
Total				785,147

Nigeria 0.55%

Republic of Nigeria†	7.875%	2/16/2032	200	209,120

Oman 0.56%

Government of Oman†	6.50%	3/8/2047	200	211,500

Zambia 0.56%

Republic of Zambia†	8.97%	7/30/2027	200	209,600
Total Foreign Government Obligations (cost $1,376,266)				1,415,367
Total Long-Term Investments (cost $34,920,063)				$36,081,854

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 3.22%

Repurchase Agreement

Repurchase Agreement dated 3/31/2017, 0.09% due 4/3/2017 with Fixed Income Clearing Corp. collateralized by $1,045,000 of U.S. Treasury Inflation Indexed Note at 2.625% due 7/15/2017; value: $1,247,656; proceeds: $1,218,185 (cost $1,218,176)			$1,218	$1,218,176
Total Investments in Securities 98.69% (cost $36,138,239)				37,300,030
Cash and Other Assets in Excess of Liabilities(c) 1.31%				494,771
Net Assets 100.00%				$37,794,801

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(f)).
(c)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
Ultra Long U.S. Treasury Bond	June 2017	1	Long	$160,625	$740
U.S. 5-Year Treasury Note	June 2017	18	Long	2,119,078	1,547
Totals				$2,279,703	$2,287

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	6	Long	$1,298,719	$(1,322)
U.S. 10-Year Treasury Note	June 2017	35	Short	$(4,359,688)	$(6,390)
Totals				$(3,060,969)	$(7,712)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,666,487	$—	$34,666,487
Foreign Government Obligations	—	1,415,367	—	1,415,367
Repurchase Agreement	—	1,218,176	—	1,218,176
Total	$—	$37,300,030	$—	$37,300,030
Other Financial Instruments
Futures Contracts
Assets	$2,287	$—	$—	$2,287
Liabilities	(7,712)	—	—	(7,712)
Total	$(5,425)	$—	$—	$(5,425)

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 91.14%

ASSET-BACKED SECURITIES 18.65%

Automobiles 7.67%

AmeriCredit Automobile Receivables Trust 2016-2 A2A	1.42%	10/8/2019	$190	$189,695
AmeriCredit Automobile Receivables Trust 2016-4 A2A	1.34%	4/8/2020	431	430,763
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	407	413,510
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	1,762	1,771,419
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	359	359,682
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	9	9,071
California Republic Auto Receivables Trust 2013-2 A2	1.23%	3/15/2019	71	70,864
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	541	540,799
California Republic Auto Receivables Trust 2016-1 A3	1.89%	5/15/2020	540	541,453
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	465	464,867
Capital Auto Receivables Asset Trust 2016-1 B	2.67%	12/21/2020	224	227,057
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	325	324,532
CarMax Auto Owner Trust 2014-4 C	2.44%	11/16/2020	898	901,200
CarMax Auto Owner Trust 2016-4 A2	1.21%	11/15/2019	359	358,413
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	214	210,745
Chrysler Capital Auto Receivables Trust 2014-BA D†	3.44%	8/16/2021	362	365,564
Chrysler Capital Auto Receivables Trust 2016-AA A3†	1.77%	10/15/2020	874	875,752
Chrysler Capital Auto Receivables Trust 2016-AA B†	2.88%	2/15/2022	222	224,093
Chrysler Capital Auto Receivables Trust 2016-AA C†	3.25%	6/15/2022	132	131,591
CPS Auto Receivables Trust 2016-B D†	6.58%	3/15/2022	190	205,916
Drive Auto Receivables Trust 2015-AA B†	2.28%	6/17/2019	8	8,390
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	3	3,389
Drive Auto Receivables Trust 2016-CA B†	2.37%	11/16/2020	300	300,958
Drive Auto Receivables Trust 2016-CA C†	3.02%	11/15/2021	800	810,097
Fifth Third Auto Trust 2014-2 A3	0.89%	11/15/2018	193	192,997
Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	146	146,249
First Investors Auto Owner Trust 2016-2A A1†	1.53%	11/16/2020	442	440,990
Ford Credit Auto Owner Trust 2016-C A2A	1.04%	9/15/2019	720	718,209
Ford Credit Auto Owner Trust 2016-C C	1.93%	4/15/2023	215	211,795
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	17	17,420
Honda Auto Receivables Owner Trust 2016-4 A2	1.04%	4/18/2019	698	696,676
Hyundai Auto Receivables Trust 2014-B A3	0.90%	12/17/2018	188	187,729
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	912	905,623

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Hyundai Floorplan Master Owner Trust 2016-1A A1†	1.812%#	3/15/2021	$197	$198,668
Hyundai Floorplan Master Owner Trust 2016-1A A2†	1.81%	3/15/2021	229	228,884
OSCAR US Funding Trust V 2016-2A A2A†	2.31%	11/15/2019	1,050	1,050,000
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	803	805,464
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	455	456,355
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	537	542,883
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	345	351,844
Santander Drive Auto Receivables Trust 2016-1 D	4.02%	4/15/2022	213	219,588
Santander Drive Auto Receivables Trust 2016-3 A2	1.34%	11/15/2019	477	476,626
Santander Drive Auto Receivables Trust 2016-3 B	1.89%	6/15/2021	260	259,658
TCF Auto Receivables Owner Trust 2016-1A A2†	1.39%	11/15/2019	850	849,281
Westlake Automobile Receivables Trust 2016-3A B†	2.07%	12/15/2021	113	112,708
Total				18,809,467

Credit Cards 1.69%

Capital One Multi-Asset Execution Trust 2015-A3	1.312%#	3/15/2023	1,928	1,941,325
Discover Card Execution Note Trust 2016-A2 A2	1.452%#	9/15/2021	564	568,575
MBNA Credit Card Master Note Trust 2004-A3	1.172%#	8/16/2021	675	676,715
World Financial Network Credit Card Master Trust 2015-C A	1.26%	3/15/2021	958	957,994
Total				4,144,609

Other 9.29%

Ally Master Owner Trust 2014-5 A2	1.60%	10/15/2019	497	497,508
Ammc CLO 19 Ltd. 2016-19A A†	2.381%#	10/15/2028	750	751,202
Apidos CLO X 2012-10A A†	2.459%#	10/30/2022	1,342	1,344,680
Ascentium Equipment Receivables Trust 2016-2A A2†	1.46%	4/10/2019	264	263,628
Ascentium Equipment Receivables Trust 2016-2A A3†	1.65%	5/10/2022	271	268,692
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%	9/12/2022	175	175,042
Birchwood Park CLO Ltd. 2014-1A AR†	2.203%#	7/15/2026	1,000	1,001,488
BlueMountain CLO Ltd. 2014-4A A1R†	2.404%#	11/30/2026	1,000	1,003,789
Cent CLO Ltd. 2013-17A A1†	2.339%#	1/30/2025	1,800	1,803,163
Cent CLO Ltd. 2013-19A A1A†	2.369%#	10/29/2025	900	900,995
CIFC Funding Ltd. 2014-5A A1R†	2.423%#	1/17/2027	2,000	2,014,453
CNH Equipment Trust 2014-C A3	1.05%	11/15/2019	204	204,129
Dell Equipment Finance Trust 2015-2 A3†	1.72%	9/22/2020	352	352,501
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	228	227,410
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	194	193,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040	$942	$949,979
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	482	481,205
Fortress Credit BSL II Ltd. 2013-2A A1F†	2.525	%#	10/19/2025	525	525,549
Fortress Credit BSL Ltd. 2013-1A A†	2.205	%#	1/19/2025	1,000	1,004,083
H/2 Asset Funding 2014-1 Ltd.	2.348%		3/19/2037	2,000	1,999,081
JFIN CLO Ltd. 2007-1A A2†	1.27	%#	7/20/2021	6	5,543
JFIN Revolver CLO 2013-1A A†	2.28	%#	1/20/2021	52	51,781
JFIN Revolver CLO Ltd. 2015-3A A1†	2.53	%#	4/20/2023	315	315,740
Marathon CLO IV Ltd. 2012-4A A1†	2.442	%#	5/20/2023	387	387,417
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	305	310,650
Shackleton CLO Ltd. 2014-5A A†	2.534	%#	5/7/2026	750	750,937
Sheridan Square CLO Ltd. 2013-1A A1†	2.073	%#	4/15/2025	500	499,649
SLM Private Education Loan Trust 2010-A 2A†	4.162	%#	5/16/2044	853	887,034
SLM Private Education Loan Trust 2013-B A1†	1.562	%#	7/15/2022	107	107,407
SLM Student Loan Trust 2011-1 A1	1.502	%#	3/25/2026	358	359,315
Venture XVIII CLO Ltd. 2014-18A A†	2.473	%#	10/15/2026	500	500,263
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A	1.358	%#	7/20/2019	2,409	2,412,841
Westchester CLO Ltd. 2007-1A A1A†	1.259	%#	8/1/2022	30	29,815
Westgate Resorts LLC 2015-1A A†	2.75%		5/20/2027	109	109,222
Westgate Resorts LLC 2015-1A B†	3.50%		5/20/2027	109	109,363
Total					22,799,345
Total Asset-Backed Securities (cost $45,633,883)					45,753,421

CORPORATE BONDS 31.38%

Advertising 0.10%

Interpublic Group of Cos., Inc. (The)	2.25%		11/15/2017	250	250,878

Aerospace/Defense 0.20%

Harris Corp.	1.999%		4/27/2018	500	500,786

Auto Loans 1.12%

Ford Motor Credit Co. LLC	1.724%		12/6/2017	1,000	1,000,153
Ford Motor Credit Co. LLC	6.625%		8/15/2017	250	254,583
Hyundai Capital America†	2.40%		10/30/2018	500	501,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Loans (continued)

Volkswagen International Finance NV (Netherlands)†(a)	1.60%	11/20/2017	$1,000	$999,238
Total				2,755,738

Automakers 0.41%

General Motors Co.	3.50%	10/2/2018	500	511,161
Volkswagen Group of America Finance LLC†	1.492%#	11/20/2017	250	250,182
Volkswagen Group of America Finance LLC†	1.60%	11/20/2017	250	249,730
Total				1,011,073

Banking 4.70%

Associated Banc-Corp.	2.75%	11/15/2019	500	505,297
Astoria Financial Corp.	5.00%	6/19/2017	1,000	1,003,902
Capital One NA/Mclean VA	1.50%	9/5/2017	250	249,900
Citigroup, Inc.	2.05%	12/7/2018	500	501,118
Citigroup, Inc.	6.125%	11/21/2017	500	514,267
Compass Bank	2.75%	9/29/2019	90	90,601
Compass Bank	6.40%	10/1/2017	500	510,435
Credit Suisse AG	1.70%	4/27/2018	500	499,418
Fifth Third Bancorp	4.50%	6/1/2018	250	257,555
Intesa Sanpaolo SpA (Italy)(a)	3.875%	1/16/2018	250	253,421
JPMorgan Chase & Co.	1.625%	5/15/2018	500	499,929
Macquarie Bank Ltd. (Australia)†(a)	1.60%	10/27/2017	1,000	1,000,098
Macquarie Bank Ltd. (Australia)†(a)	1.662%#	10/27/2017	500	501,526
Morgan Stanley	7.30%	5/13/2019	500	552,981
Regions Bank	2.25%	9/14/2018	655	657,237
Regions Bank	7.50%	5/15/2018	500	529,537
Santander Bank NA	8.75%	5/30/2018	250	268,158
Santander UK plc (United Kingdom)(a)	1.562%#	9/29/2017	1,000	1,000,362
Santander UK plc (United Kingdom)(a)	1.65%	9/29/2017	250	250,382
Santander UK plc (United Kingdom)(a)	2.00%	8/24/2018	250	250,576
Santander UK plc (United Kingdom)(a)	2.601%#	3/14/2019	623	633,766
Shinhan Bank (South Korea)†(a)	1.659%#	4/8/2017	1,000	1,000,029
Total				11,530,495

Brokerage 0.21%

E*TRADE Financial Corp.	5.375%	11/15/2022	500	523,968

Building Materials 0.73%

Martin Marietta Materials, Inc.	2.252%#	6/30/2017	1,000	1,001,674
Martin Marietta Materials, Inc.	6.60%	4/15/2018	250	261,455
RPM International, Inc.	6.50%	2/15/2018	500	520,417
Total				1,783,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 0.56%

Cox Communications, Inc.†	6.25%	6/1/2018	$250	$261,726
Cox Communications, Inc.†	9.375%	1/15/2019	500	559,557
Sky plc (United Kingdom)†(a)	9.50%	11/15/2018	500	557,865
Total				1,379,148

Chemicals 0.71%

Celanese US Holdings LLC	4.625%	11/15/2022	250	265,257
Cytec Industries, Inc.	8.95%	7/1/2017	419	424,649
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	3.25%	12/1/2017	500	504,712
Yara International ASA (Norway)†(a)	7.875%	6/11/2019	500	556,779
Total				1,751,397

Consumer/Commercial/Lease Financing 0.72%

Air Lease Corp.	5.625%	4/1/2017	1,000	1,000,000
Discover Bank	2.00%	2/21/2018	500	500,529
Discover Bank	2.60%	11/13/2018	250	252,424
Total				1,752,953

Department Stores 0.10%

Macy’s Retail Holdings, Inc.	7.45%	7/15/2017	250	254,389

Diversified Capital Goods 0.62%

Crane Co.	2.75%	12/15/2018	250	254,098
Pentair Finance SA (Luxembourg)(a)	1.875%	9/15/2017	500	500,299
Pentair Finance SA (Luxembourg)(a)	2.90%	9/15/2018	500	505,230
Textron, Inc.	5.60%	12/1/2017	250	256,328
Total				1,515,955

Electric: Distribution/Transportation 0.59%

Oklahoma Gas & Electric Co.	8.25%	1/15/2019	250	276,336
Pennsylvania Electric Co.	6.05%	9/1/2017	500	508,212
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	662	664,916
Total				1,449,464

Electric: Generation 0.21%

TransAlta Corp. (Canada)(a)	1.90%	6/3/2017	500	502,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.99%

American Electric Power Co., Inc.	1.65%	12/15/2017	$500	$499,934
E. ON International Finance BV (Netherlands)†(a)	5.80%	4/30/2018	250	260,457
Exelon Generation Co. LLC	5.20%	10/1/2019	500	535,213
Kentucky Power Co.†	6.00%	9/15/2017	500	509,452
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	500	506,908
Pepco Holdings LLC	6.125%	6/1/2017	500	502,854
Public Service Co. of New Mexico	7.95%	5/15/2018	500	532,902
TECO Finance, Inc.	1.61%#	4/10/2018	500	500,336
TECO Finance, Inc.	6.572%	11/1/2017	1,000	1,027,155
Total				4,875,211

Electronics 0.51%

Arrow Electronics, Inc.	3.00%	3/1/2018	250	252,546
KLA-Tencor Corp.	2.375%	11/1/2017	500	501,235
QUALCOMM, Inc.	1.322%#	5/18/2018	500	499,993
Total				1,253,774

Energy: Exploration & Production 1.37%

Canadian Natural Resources Ltd. (Canada)(a)	1.75%	1/15/2018	500	499,992
Canadian Natural Resources Ltd. (Canada)(a)	5.70%	5/15/2017	1,000	1,004,640
Marathon Oil Corp.	5.90%	3/15/2018	250	258,857
Noble Energy, Inc.	5.625%	5/1/2021	500	515,595
Pioneer Natural Resources Co.	6.875%	5/1/2018	500	525,716
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	554,391
Total				3,359,191

Forestry/Paper 0.11%

WestRock RKT Co.	4.45%	3/1/2019	250	261,059

Gas Distribution 3.00%

Buckeye Partners LP	2.65%	11/15/2018	500	502,581
Buckeye Partners LP	6.05%	1/15/2018	500	515,458
Columbia Pipeline Group, Inc.	2.45%	6/1/2018	250	251,264
Enbridge Energy Partners LP	6.50%	4/15/2018	250	261,361
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	500	554,962
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	250	253,973
Kinder Morgan Energy Partners LP	6.85%	2/15/2020	500	556,806
Kinder Morgan, Inc.	7.25%	6/1/2018	250	264,572
MPLX LP	5.50%	2/15/2023	500	516,750
ONEOK Partners LP	2.00%	10/1/2017	1,000	1,001,273

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)

Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	$1,000	$1,033,171
Sempra Energy	6.15%	6/15/2018	500	526,648
Sempra Energy	9.80%	2/15/2019	300	342,327
Spectra Energy Capital LLC	6.20%	4/15/2018	255	266,032
Texas Eastern Transmission LP†	6.00%	9/15/2017	500	509,169
Total				7,356,347

Health Facilities 0.10%

Laboratory Corp. of America Holdings	2.20%	8/23/2017	250	250,757

Hotels 0.33%

Hyatt Hotels Corp.†	6.875%	8/15/2019	500	551,519
Wyndham Worldwide Corp.	2.50%	3/1/2018	250	251,254
Total				802,773

Insurance Brokerage 0.03%

Willis North America, Inc.	7.00%	9/29/2019	75	83,152

Integrated Energy 1.66%

CNPC General Capital Ltd. (China)†(a)	1.936%#	5/14/2017	1,000	1,000,325
Eni SpA (Italy)†(a)	4.15%	10/1/2020	500	524,072
Petroleos Mexicanos (Mexico)(a)	5.50%	2/4/2019	500	526,250
Petroleos Mexicanos (Mexico)(a)	5.75%	3/1/2018	500	516,500
Sinopec Group Overseas Development 2013 Ltd.†	2.50%	10/17/2018	500	502,935
Sinopec Group Overseas Development 2014 Ltd.†	1.79%#	4/10/2017	1,000	1,000,031
Total				4,070,113

Investments & Miscellaneous Financial Services 0.06%

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	137	141,196

Life Insurance 0.14%

Lincoln National Corp.	7.00%	3/15/2018	250	261,287
Lincoln National Corp.	8.75%	7/1/2019	77	87,940
Total				349,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Managed Care 0.10%

Anthem, Inc.	2.25%	8/15/2019	$250	$251,051

Media: Content 0.43%

Activision Blizzard, Inc.†	6.125%	9/15/2023	500	541,438
Sirius XM Radio, Inc.†	5.25%	8/15/2022	500	518,750
Total				1,060,188

Medical Products 0.20%

Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	500	500,937

Metals/Mining (Excluding Steel) 0.21%

Goldcorp, Inc. (Canada)(a)	2.125%	3/15/2018	500	501,346

Multi-Line Insurance 0.10%

Kemper Corp.	6.00%	5/15/2017	250	250,864

Non-Electric Utilities 0.11%

United Utilities plc (United Kingdom)(a)	4.55%	6/19/2018	250	257,662

Oil Field Equipment & Services 0.20%

National Oilwell Varco, Inc.	1.35%	12/1/2017	500	498,694

Packaging 0.11%

Packaging Corp. of America	6.50%	3/15/2018	250	260,527

Pharmaceuticals 1.65%

Actavis Funding SCS (Luxembourg)(a)	2.35%	3/12/2018	500	502,296
Actavis Funding SCS (Luxembourg)(a)	2.375%#	3/12/2020	500	511,314
Baxalta, Inc.	1.936%#	6/22/2018	500	500,582
Forest Laboratories LLC†	4.375%	2/1/2019	500	517,881
Mylan, Inc.	2.60%	6/24/2018	500	503,947
Perrigo Co. plc (Ireland)(a)	2.30%	11/8/2018	500	502,663
Shire Acquisitions Investments Ireland DAC (Ireland)(a)	1.90%	9/23/2019	500	496,694
Zoetis, Inc.	1.875%	2/1/2018	500	500,387
Total				4,035,764

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Printing & Publishing 0.10%

Thomson Reuters Corp.	1.65%	9/29/2017	$250	$250,099

Property & Casualty 0.22%

CNA Financial Corp.	5.875%	8/15/2020	250	277,536
CNA Financial Corp.	6.95%	1/15/2018	250	259,804
Total				537,340

Real Estate Investment Trusts 2.60%

Brandywine Operating Partnership LP	4.95%	4/15/2018	500	513,783
Brandywine Operating Partnership LP	5.70%	5/1/2017	500	501,512
DDR Corp.	7.50%	4/1/2017	404	404,000
DDR Corp.	7.50%	7/15/2018	500	532,123
First Industrial LP	7.50%	12/1/2017	500	518,789
Hospitality Properties Trust	6.70%	1/15/2018	500	506,702
Kilroy Realty LP	4.80%	7/15/2018	500	514,802
Kilroy Realty LP	6.625%	6/1/2020	500	558,559
Kimco Realty Corp.	6.875%	10/1/2019	250	278,592
National Retail Properties, Inc.	6.875%	10/15/2017	250	256,826
Select Income REIT	2.85%	2/1/2018	250	251,638
SL Green Realty Corp.	5.00%	8/15/2018	500	517,072
Welltower, Inc.	2.25%	3/15/2018	500	502,301
Welltower, Inc.	4.125%	4/1/2019	500	516,776
Total				6,373,475

Software/Services 1.85%

Baidu, Inc. (China)(a)	2.75%	6/9/2019	500	506,537
Dun & Bradstreet Corp. (The)	3.50%	12/1/2017	500	503,653
eBay, Inc.	1.514%#	8/1/2019	500	500,514
Fidelity National Information Services, Inc.	2.85%	10/15/2018	500	507,093
Hewlett Packard Enterprise Co.	2.89%#	10/5/2017	500	503,215
Hewlett Packard Enterprise Co.	3.08%#	10/5/2018	500	510,323
Symantec Corp.	2.75%	6/15/2017	1,000	1,000,776
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	500	511,419
Total				4,543,530

Specialty Retail 0.21%

Best Buy Co., Inc.	5.00%	8/1/2018	250	259,832
Marks & Spencer plc (United Kingdom)†(a)	6.25%	12/1/2017	250	256,670
Total				516,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.21%

Nucor Corp.	5.75%	12/1/2017	$500	$513,087

Support: Services 0.53%

ERAC USA Finance LLC†	6.375%	10/15/2017	500	511,917
Expedia, Inc.	7.456%	8/15/2018	250	267,797
Western Union Co. (The)	3.35%	5/22/2019	250	255,520
Western Union Co. (The)	3.65%	8/22/2018	250	255,959
Total				1,291,193

Technology Hardware & Equipment 0.21%

Diamond 1 Finance Corp./Diamond 2 Finance Corp.†	3.48%	6/1/2019	500	512,622

Telecommunications: Wireline Integrated & Services 1.55%

BellSouth LLC†	4.40%	4/26/2021	2,000	2,004,212
British Telecommunications plc (United Kingdom)(a)	5.95%	1/15/2018	500	516,540
Telefonica Emisiones SAU (Spain)(a)	3.192%	4/27/2018	500	506,630
Telenor ASA (Norway)(a)	1.75%	5/22/2018	250	249,174
Verizon Communications, Inc.	6.10%	4/15/2018	500	522,735
Total				3,799,291

Tobacco 0.20%

Imperial Brands Finance plc (United Kingdom)†(a)	2.05%	2/11/2018	500	500,644

Transportation: Infrastructure/Services 0.10%

HPHT Finance 15 Ltd.†	2.25%	3/17/2018	250	249,909

Trucking & Delivery 0.21%

Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	500	506,512
Total Corporate Bonds (cost $76,835,361)				76,976,327

FLOATING RATE LOANS(b) 4.22%

Aerospace/Defense 0.25%

Harris Corp. 3 Year Tranche Term Loan	2.49%	3/16/2018	175	175,656
Harris Corp. 5 Year Tranche Term Loan	2.49%	3/16/2020	449	448,819
Total				624,475

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.69%

Las Vegas Sands LLC 2017 Refinancing Term Loan	2.98%	12/19/2020	$1,684	$1,687,147

Health Facilities 0.08%

Laboratory Corp. of America Holdings Term Loan	2.232%	12/19/2019	198	197,799

Media: Content 0.69%

Charter Communications Operating, LLC Term Loan E1	2.99%	7/1/2020	1,693	1,699,917

Medical Products 0.69%

Boston Scientific Corp. Term Loan	2.50%	8/6/2018	500	498,750
Medtronic, Inc. Term Loan	1.858%	1/26/2018	1,000	996,250
Thermo Fisher Scientific Inc. Term Loan A	2.198%	7/1/2019	189	188,920
Total				1,683,920

Packaging 0.40%

Ball Corp. USD Term Loan A	2.732%	3/18/2021	975	974,391

Specialty Retail 0.36%

PVH Corp. Tranche A Term Loan	2.443%	2/13/2019	881	879,566

Telecommunications: Wireless 0.20%

American Tower Corporation Term Loan	2.24%	1/31/2022	500	496,875

Telecommunications: Wireline Integrated & Services 0.50%

AT&T, Inc. Tranche A Advance Term Loan	2.064%	1/16/2018	727	727,105
Verizon Communications Inc. 5 year Loan Retired	2.234%	7/31/2019	500	500,418
Total				1,227,523

Theaters & Entertainment 0.36%

Kasima LLC Term Loan	3.482% - 3.650%	5/17/2021	866	873,459
Total Floating Rate Loans (cost $10,316,424)				10,345,072

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(c) 4.62%

Argentina 1.07%

City of Buenos Aires	22.396	%#	3/29/2024	ARS	39,830	$2,628,989

Brazil 3.55%

Brazil Letras do Tesouro Nacional	Zero Coupon		7/1/2017	BRL	28,000	8,718,415
Total Foreign Government Obligations (cost $9,477,505)						11,347,404

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.89%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536	%#	10/25/2030		$376	386,866
Federal Home Loan Mortgage Corp. 2012-K705 C†	4.16	%#	9/25/2044		500	510,602
Federal Home Loan Mortgage Corp. 2012-K706 B†	4.03	%#	11/25/2044		100	102,510
Federal Home Loan Mortgage Corp. 2012-K708 C†	3.752	%#	2/25/2045		100	101,678
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.742	%#	4/25/2045		261	267,539
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.822	%#	6/25/2047		200	204,999
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.563	%#	8/25/2045		303	309,390
Federal Home Loan Mortgage Corp. 2012-K711 C†	3.563	%#	8/25/2045		200	202,222
Federal Home Loan Mortgage Corp. 2013-K712 B†	3.365	%#	5/25/2045		100	102,071
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.166	%#	4/25/2046		400	406,127
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.003	%#	10/25/2047		415	413,938
Government National Mortgage Assoc. 2013-171 IO	0.944	%#	6/16/2054		14,441	1,004,713
Government National Mortgage Assoc. 2013-193 IO	0.957	%#	1/16/2055		1,463	101,614
Government National Mortgage Assoc. 2014-15 IO	0.96	%#	8/16/2054		14,290	841,797
Government National Mortgage Assoc. 2014-70 A		2.50%	3/16/2049		78	77,480
Government National Mortgage Assoc. 2014-78 A		2.20%	4/16/2047		89	88,985
Government National Mortgage Assoc. 2014-78 IO	0.636	%#	3/16/2056		774	40,167
Government National Mortgage Assoc. 2015-33 AS	2.90	%#	5/16/2054		378	379,082
Government National Mortgage Assoc. 2015-41 AD	2.90	%#	8/16/2055		250	251,144
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053		1,276	1,287,130
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $7,754,674)						7,080,054

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.45%

Federal Home Loan Mortgage Corp.	3.069	%#	12/1/2036		456	482,027
Federal Home Loan Mortgage Corp.	3.09	%#	12/1/2035		445	473,234
Federal Home Loan Mortgage Corp.	3.101	%#	4/1/2037		335	351,574
Federal Home Loan Mortgage Corp.	3.278	%#	5/1/2036		255	269,550
Federal Home Loan Mortgage Corp.	3.33	%#	2/1/2038		415	441,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	$41	$43,203
Federal National Mortgage Assoc.	2.831	%#	3/1/2038	158	167,598
Federal National Mortgage Assoc.	2.834	%#	1/1/2038	203	215,198
Federal National Mortgage Assoc.	2.879	%#	11/1/2036	899	956,041
Federal National Mortgage Assoc.	2.921	%#	12/1/2035	419	443,057
Federal National Mortgage Assoc.	2.97	%#	2/1/2036	250	263,684
Federal National Mortgage Assoc.	2.996	%#	8/1/2038	169	178,646
Federal National Mortgage Assoc.	3.06	%#	9/1/2038	197	208,394
Federal National Mortgage Assoc.	3.071	%#	1/1/2038	277	293,668
Federal National Mortgage Assoc.	3.201	%#	11/1/2038	372	394,744
Federal National Mortgage Assoc.	3.265	%#	12/1/2038	128	136,484
Federal National Mortgage Assoc.	3.381	%#	12/1/2040	669	704,097
Federal National Mortgage Assoc.	3.391	%#	12/1/2040	637	673,343
Federal National Mortgage Assoc.	3.442	%#	11/1/2040	2,256	2,388,856
Federal National Mortgage Assoc.	3.477	%#	10/1/2040	706	746,412
Federal National Mortgage Assoc.	5.50%		11/1/2034	497	556,289
Federal National Mortgage Assoc.	5.50%		2/1/2034	466	521,734
Total Government Sponsored Enterprises Pass-Throughs (cost $10,846,775)					10,908,868

MUNICIPAL BONDS 0.86%

Nursing Home 0.30%

New Jersey Econ Dev Auth	2.421%		6/15/2018	750	749,692

Transportation: Infrastructure/Services 0.56%

New Jersey Transp Tr Fnd Auth	3.60%		12/15/2017	300	302,046
New Jersey Transp Tr Fnd Auth	4.00%		12/15/2017	650	661,947
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2017	400	402,872
Total					1,366,865
Total Municipal Bonds (cost $2,115,307)					2,116,557

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.88%

A10 Bridge Asset Financing LLC 2015-AA A†	3.712	%#	5/15/2030	1,418	1,418,000
BAMLL Commercial Mortgage Securities Trust 2014-IP A†	2.717	%#	6/15/2028	100	100,433
BAMLL Commercial Mortgage Securities Trust 2014-IP B†	2.717	%#	6/15/2028	200	199,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BAMLL Commercial Mortgage Securities Trust 2014-IP C†	2.717	%#	6/15/2028	$340	$340,991
Banc of America Commercial Mortgage Trust 2007-2 AM	5.708	%#	4/10/2049	81	81,326
Bancorp Commercial Mortgage Trust 2016-CRE1 A†	2.342	%#	11/15/2033	100	100,272
BBCMS Trust 2015-VFM A1†	2.466%		3/10/2036	271	263,249
BBCMS Trust 2015-VFM X IO†	0.479	%#	3/12/2036	53,309	1,361,786
Bear Stearns Deutsche Bank Trust 2005-AFR1 A2†	5.008%		9/15/2027	75	79,790
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	619	620,352
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	619	622,051
CFCRE Commercial Mortgage Trust 2011-C2 AJ†	5.755	%#	12/15/2047	133	148,094
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.22	%#	11/10/2049	2,074	177,323
CG-CCRE Commercial Mortgage Trust 2014-FL1 A†	1.862	%#	6/15/2031	264	263,648
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%		4/10/2028	324	327,571
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%		4/10/2028	243	246,257
CGBAM Commercial Mortgage Trust 2015-SMRT F†	3.786	%#	4/10/2028	111	108,946
Citigroup Commercial Mortgage Trust 2013-SMP C†	2.738%		1/12/2030	250	250,844
Citigroup Commercial Mortgage Trust 2013-SMP D†	2.912	%#	1/12/2030	750	752,012
Citigroup Commercial Mortgage Trust 2014-GC21 XA IO	1.268	%#	5/10/2047	4,341	291,058
Citigroup Commercial Mortgage Trust 2014-GC23 XB IO	0.234	%#	7/10/2047	3,784	63,085
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.461	%#	6/10/2048	4,019	111,388
Citigroup Commercial Mortgage Trust 2016-SMPL A†	2.228%		9/10/2031	507	498,177
Citigroup Commercial Mortgage Trust 2016-SMPL B†	2.576%		9/10/2031	283	277,080
Citigroup Commercial Mortgage Trust 2016-SMPL C†	2.825%		9/10/2031	100	97,726
Citigroup Commercial Mortgage Trust 2016-SMPL D†	3.52%		9/10/2031	189	187,567
Citigroup Commercial Mortgage Trust 2016-SMPL E†	4.509%		9/10/2031	342	332,977
Citigroup Commercial Mortgage Trust 2016-SMPL XCP IO†	1.977	%#	9/10/2031	47,247	1,293,330
Commercial Mortgage Pass-Through Certificates 2010-C1 C†	6.005	%#	7/10/2046	100	109,045
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	383	394,105
Commercial Mortgage Pass-Through Certificates 2012-LTRT A1†	2.15%		10/5/2030	306	301,659

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	$441	$432,738
Commercial Mortgage Pass-Through Certificates 2013-THL B†	2.447	%#	6/8/2030	225	224,311
Commercial Mortgage Pass-Through Certificates 2013-THL E†	4.597	%#	6/8/2030	600	600,458
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.257	%#	8/10/2047	1,682	96,935
Commercial Mortgage Pass-Through Certificates 2014-FL4 C†	2.831	%#	7/13/2031	468	470,558
Commercial Mortgage Pass-Through Certificates 2014-LC17 XB IO†	0.04	%#	10/10/2047	58,568	298,281
Commercial Mortgage Pass-Through Certificates 2014-UBS5 XA IO	1.053	%#	9/10/2047	3,666	174,153
Commercial Mortgage Pass-Through Certificates 2015-CR23 CMC†	3.685	%#	5/10/2048	1,000	985,555
Commercial Mortgage Pass-Through Certificates 2016-SAVA B†	3.212	%#	10/15/2034	734	739,000
Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO†	2.173	%#	10/15/2034	6,243	208,026
Commercial Mortgage Trust 2006-GG7 AM	5.728	%#	7/10/2038	413	413,224
Core Industrial Trust 2015-CALW C†	3.555%		2/10/2034	111	113,082
Core Industrial Trust 2015-WEST XA IO†	0.935	%#	2/10/2037	2,882	177,761
Cosmopolitan Hotel Trust 2016-CSMO B†	3.012	%#	11/15/2033	250	252,973
Cosmopolitan Hotel Trust 2016-CSMO E†	5.562	%#	11/15/2033	341	348,165
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA A†	5.384%		5/15/2023	27	27,464
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%		5/15/2023	333	350,173
Credit Suisse Mortgage Capital Certificates 2014-TIKI B†	2.262	%#	9/15/2038	152	150,898
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.712	%#	9/15/2038	465	461,176
Credit Suisse Mortgage Capital Certificates 2014-USA X1 IO†	0.552	%#	9/15/2037	20,000	774,500
Credit Suisse Mortgage Capital Certificates 2015-DEAL A†	2.232	%#	4/15/2029	478	479,076
Credit Suisse Mortgage Capital Certificates 2015-DEAL B†	2.762	%#	4/15/2029	478	479,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2016-MFF B†	3.412%#	11/15/2033	$419	$420,229
Credit Suisse Mortgage Capital Certificates 2016-MFF C†	4.412%#	11/15/2033	476	478,116
DBUBS Mortgage Trust 2011-LC2A B†	4.998%#	7/10/2044	100	108,106
DBUBS Mortgage Trust 2011-LC2A D†	5.727%#	7/10/2044	300	315,790
DBUBS Mortgage Trust 2011-LC3A A3	4.638%	8/10/2044	283	285,068
DBWF Mortgage Trust 2015-LCM A1†	2.998%	6/10/2034	331	332,240
DBWF Mortgage Trust 2015-LCM XA IO†	0.423%#	6/10/2034	865	18,061
GAHR Commercial Mortgage Trust 2015-NRF CFX†	3.382%#	12/15/2034	320	325,358
GRACE Mortgage Trust 2014-GRCE A†	3.369%	6/10/2028	300	311,015
Great Wolf Trust 2015-WOLF A†	2.362%#	5/15/2034	450	453,155
Great Wolf Trust 2015-WOLF C†	3.412%#	5/15/2034	151	152,828
Great Wolf Trust 2015-WOLF E†	5.362%#	5/15/2034	170	173,123
GS Mortgage Securities Corp. II 2013-KING A†	2.706%	12/10/2027	242	245,234
GS Mortgage Securities Corp. Trust 2012-SHOP B†	3.311%	6/5/2031	408	408,117
GS Mortgage Securities Corp. Trust 2012-SHOP D†	4.182%	6/5/2031	761	764,514
GS Mortgage Securities Corp. Trust 2013-NYC5 D†	3.479%	1/10/2030	200	202,003
GS Mortgage Securities Corp. Trust 2014-NEW B†	3.79%	1/10/2031	130	130,620
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%	5/10/2045	95	101,036
GS Mortgage Securities Trust 2013-G1 A1†	2.059%	4/10/2031	770	747,753
GS Mortgage Securities Trust 2016-GS4 225A†	2.636%	11/10/2029	155	153,108
GS Mortgage Securities Trust 2016-GS4 225C†	3.778%	11/10/2029	270	269,070
GS Mortgage Securities Trust 2016-GS4 225D†	4.766%	11/10/2029	367	364,478
H/2 Asset Funding 2015-1A-AFL	2.174%	6/24/2049	680	678,203
H/2 Asset Funding 2015-1A-AFX	3.353%	6/24/2049	340	334,654
H/2 Asset Funding 2015-1A-BFX	3.993%	6/24/2049	369	352,852
HILT Mortgage Trust 2014-ORL B†	1.97%#	7/15/2029	200	197,898
HILT Mortgage Trust 2014-ORL C†	3.282%#	7/15/2029	750	739,595
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.159%#	8/5/2034	837	792,681
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	130	129,376
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C1 A2†	4.608%	6/15/2043	298	310,981
JPMorgan Chase Commercial Mortgage Securities Trust 2010-C2 B†	5.075%#	11/15/2043	250	267,165
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%	5/5/2030	723	753,002
JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH A†	1.812%#	4/15/2027	368	368,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-BXH B†	2.162	%#	4/15/2027	$250	$248,050
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	199	203,064
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XA IO	1.186	%#	4/15/2047	1,902	64,983
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 XB IO	0.273	%#	4/15/2047	1,000	20,261
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY B†	3.771%		6/10/2027	1,359	1,361,604
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY C†	3.805	%#	6/10/2027	866	855,586
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XA IO†	0.376	%#	6/10/2027	1,487	13,331
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY XB IO†	0.034	%#	6/10/2027	661	1,110
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 C†	3.112	%#	12/15/2030	250	248,009
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL4 D†	4.012	%#	12/15/2030	500	499,468
JPMorgan Chase Commercial Mortgage Securities Trust 2014-FL5 C†	2.87	%#	7/15/2031	250	247,496
JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN C†	2.612	%#	6/15/2029	150	150,091
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2	2.773%		10/15/2048	34	34,559
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C29 XA IO	0.943	%#	5/15/2048	2,954	114,169
JPMorgan Chase Commercial Mortgage Securities Trust 2015-UES XB IO†	0.136	%#	9/5/2032	46,250	217,838
JPMorgan Chase Commercial Mortgage Securities Trust 2016-ATRM A†	2.962%		10/5/2028	157	158,094
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	309	311,265
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI B†	3.201%		10/5/2031	141	142,656
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C†	3.554%		10/5/2031	178	180,274
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.009	%#	10/5/2031	349	350,603

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI E†	4.009	%#	10/5/2031	$255	$249,732
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO†	1.211	%#	10/5/2031	1,543	73,452
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO†	0.657	%#	10/5/2031	1,000	26,924
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT C†	3.762	%#	10/15/2033	111	112,686
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT D†	4.662	%#	10/15/2033	292	297,285
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WPT XCP IO†	1.198	%#	10/15/2018	53,571	1,003,117
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD B†	2.857	%#	11/14/2027	156	154,150
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD MRC†	2.857	%#	11/14/2027	126	125,000
LMREC, Inc. 2015-CRE1 A†	2.734	%#	2/22/2032	755	751,397
LMREC, Inc. 2015-CRE1 B†	4.484	%#	2/22/2032	100	98,609
LSTAR Commercial Mortgage Trust 2014-2 XA IO†	0.933	%#	1/20/2041	1,416	20,781
LSTAR Commercial Mortgage Trust 2015-3 A2†	2.729	%#	4/20/2048	283	284,658
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%		10/15/2046	40	40,656
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.747	%#	7/15/2050	9,847	368,845
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31 XA IO	1.468	%#	11/15/2049	3,637	356,758
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	250	244,820
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	500	490,516
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	0.316	%#	9/13/2031	124,205	604,493
Morgan Stanley Capital I Trust 2005-IQ9 B	4.86%		7/15/2056	450	445,989
Morgan Stanley Capital I Trust 2012-STAR A1†	2.084%		8/5/2034	590	579,469
Morgan Stanley Capital I Trust 2012-STAR B†	3.451%		8/5/2034	100	99,739
Morgan Stanley Capital I Trust 2014-CPT XA IO†	0.089	%#	7/13/2029	100,000	493,000
Morgan Stanley Capital I Trust 2014-MP A†	3.469%		8/11/2033	100	103,932
Morgan Stanley Capital I Trust 2016-UB11 XA IO	1.679	%#	8/15/2049	1,114	118,175
Morgan Stanley Capital I Trust 2016-UB11 XB IO	0.997	%#	8/15/2049	1,538	118,152
Motel 6 Trust 2015-MTL6 B†	3.298%		2/5/2030	422	423,697
Motel 6 Trust 2015-MTL6 C†	3.644%		2/5/2030	322	324,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Motel 6 Trust 2015-MTL6 D†	4.532%		2/5/2030	$550	$554,421
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	180	177,646
MSCG Trust 2016-SNR A†	3.348	%#	11/15/2034	687	684,943
MSCG Trust 2016-SNR B†	4.181%		11/15/2034	332	331,991
MSCG Trust 2016-SNR C†	5.205%		11/15/2034	213	213,926
Prima Capital CRE Securization 2006-1	2.55%		8/26/2049	1,913	1,883,108
Prima Capital Ltd.	3.90%		8/23/2037	1,500	1,481,782
Prima Capital Ltd.	4.10%		8/23/2037	1,500	1,501,269
RBSCF Trust 2010-RR3 WBTB†	6.053	%#	2/16/2051	1,026	1,024,550
Readycap Mortgage Trust 2016-3 A†	2.94%		11/20/2038	208	206,155
Resource Capital Corp. Ltd. 2014-CRE2 A†	1.993	%#	4/15/2032	134	133,951
VNDO Mortgage Trust 2012-6AVE C†	3.337	%#	11/15/2030	229	231,181
Vornado DP LLC Trust 2010-VNO A1†	2.97%		9/13/2028	396	403,396
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.60	%#	11/15/2043	250	269,507
Wells Fargo Commercial Mortgage Trust 2015-C29 XA IO	0.754	%#	6/15/2048	2,463	105,878
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.018	%#	6/15/2048	40,645	143,774
Wells Fargo Commercial Mortgage Trust 2015-LC20 XB IO	0.476	%#	4/15/2050	24,333	836,768
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.805	%#	9/15/2048	2,584	122,560
Wells Fargo Commercial Mortgage Trust 2016-LC24 XB IO	1.012	%#	10/15/2049	4,661	367,887
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%		6/15/2044	17	17,648
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%		6/15/2045	445	446,970
WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%		8/15/2045	411	410,886
WF-RBS Commercial Mortgage Trust 2014-C20 XA IO	1.165	%#	5/15/2047	3,808	206,227
WF-RBS Commercial Mortgage Trust 2014-C20 XB IO	0.572	%#	5/15/2047	765	29,187
WF-RBS Commercial Mortgage Trust 2014-C21 XB IO	0.607	%#	8/15/2047	15,000	618,710
WF-RBS Commercial Mortgage Trust 2014-C22 XA IO	0.929	%#	9/15/2057	12,729	611,186
WF-RBS Commercial Mortgage Trust 2014-C22 XB IO	0.452	%#	9/15/2057	14,000	391,667
WF-RBS Commercial Mortgage Trust 2014-C23 XA IO	0.686	%#	10/15/2057	7,825	280,707
WF-RBS Commercial Mortgage Trust 2014-C23 XB IO	0.307	%#	10/15/2057	5,000	91,283
Total Non-Agency Commercial Mortgage-Backed Securities (cost $59,382,133)					58,574,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 0.19%

U.S. Treasury Note	1.375%	5/31/2021	$362	$355,594
U.S. Treasury Note	1.875%	3/31/2022	107	106,735
Total U.S. Treasury Obligations (cost $468,295)				462,329
Total Long-Term Investments (cost $222,830,357)				$223,564,056

SHORT-TERM INVESTMENTS 4.46%

Corporate Bonds

Banking 0.20%

Compass Bank	1.85%	9/29/2017	500	499,920

Building & Construction 0.10%

D.R. Horton, Inc.	4.75%	5/15/2017	250	250,837

Chemicals 0.10%

Valspar Corp. (The)	6.05%	5/1/2017	250	250,755

Consumer/Commercial/Lease Financing 0.40%

Air Lease Corp.	2.125%	1/15/2018	230	230,475
Discover Financial Services	6.45%	6/12/2017	250	252,136
Synchrony Financial	2.438%#	11/9/2017	500	502,836
Total				985,447

Electric: Distribution/Transportation 0.11%

ITC Holdings Corp.†	6.05%	1/31/2018	250	258,901

Electric: Integrated 0.41%

Jersey Central Power & Light Co.	5.65%	6/1/2017	1,000	1,006,110

Electronics 0.42%

Tech Data Corp.	3.75%	9/21/2017	500	504,698
Tyco Electronics Group SA (Luxemburg)(a)	6.55%	10/1/2017	500	512,217
Total				1,016,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.21%

EOG Resources, Inc.	5.875%	9/15/2017	$500	$509,344

Gas Distribution 0.93%

Enbridge, Inc. (Canada)(a)	1.514%#	6/2/2017	500	500,200
Kinder Morgan Energy Partners LP	5.95%	2/15/2018	250	258,581
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	250	257,859
Kinder Morgan, Inc.	7.00%	6/15/2017	250	252,693
Sempra Energy	2.30%	4/1/2017	1,000	1,000,000
Total				2,269,333

Hotels 0.10%

Marriott International, Inc.	6.375%	6/15/2017	250	252,395

Integrated Energy 0.41%

CNOOC Nexen Finance 2014 ULC (Canada)(a)	1.625%	4/30/2017	1,000	1,000,240

Managed Care 0.10%

Anthem, Inc.	5.875%	6/15/2017	250	252,194

Monoline Insurance 0.21%

Fidelity National Financial, Inc.	6.60%	5/15/2017	500	502,615

Oil Field Equipment & Services 0.10%

TechnipFMC plc (United Kingdom)†(a)	2.00%	10/1/2017	250	249,944

Personal & Household Products 0.11%

Hasbro, Inc.	6.30%	9/15/2017	250	255,185

Real Estate Investment Trusts 0.25%

Mack-Cali Realty LP	2.50%	12/15/2017	250	250,644
Ventas Realty LP	1.25%	4/17/2017	366	366,001
Total				616,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 0.10%

Fidelity National Information Services, Inc.	1.45%	6/5/2017	$250	$249,981

Specialty Retail 0.10%

Staples, Inc.	2.75%	1/12/2018	250	251,342

Technology Hardware & Equipment 0.10%

Ingram Micro, Inc.	5.25%	9/1/2017	250	252,900

Total Short-Term Investments (cost $10,933,273)				$10,931,003
Total Investments in Securities 95.60% (cost $233,763,630)				234,495,059
Foreign Cash and Other Assets in Excess of Liabilities(d) 4.40%				10,799,418
Net Assets 100.00%				$245,294,477

ARS	Argentine Peso
BRL	Brazilian real.
IO	Interest Only.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at March 31, 2017.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	J.P. Morgan	5/17/2017	93,500,000	$5,858,029	$5,964,912	$106,883
Argentine peso	Buy	UBS AG	4/27/2017	153,000,000	9,123,435	9,849,891	726,456
Argentine peso	Buy	UBS AG	6/21/2017	140,000,000	8,701,057	8,791,669	90,612
Australian dollar	Buy	J.P. Morgan	4/13/2017	150,000	114,325	114,581	256
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	235,000	179,439	179,510	72
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	130,000	97,652	99,303	1,651
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	200,000	151,142	152,775	1,633
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	125,000	94,204	95,484	1,280
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	120,000	90,826	91,665	839
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	120,000	90,913	91,665	752
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	180,000	136,450	137,497	1,047
Brazilian real	Buy	J.P. Morgan	4/13/2017	8,370,000	2,641,645	2,667,701	26,056
Brazilian real	Buy	Morgan Stanley	4/13/2017	10,800,000	3,278,390	3,442,195	163,805
Brazilian real	Buy	State Street Bank and Trust	5/15/2017	18,360,000	5,753,322	5,810,049	56,727
Brazilian real	Buy	State Street Bank and Trust	6/9/2017	18,750,000	5,840,940	5,899,727	58,787
British pound	Buy	State Street Bank and Trust	4/13/2017	100,000	125,253	125,316	63
British pound	Buy	State Street Bank and Trust	4/13/2017	60,000	74,540	75,190	650
British pound	Buy	State Street Bank and Trust	4/13/2017	110,000	136,343	137,848	1,505
British pound	Buy	State Street Bank and Trust	4/13/2017	100,000	125,038	125,316	278
British pound	Buy	State Street Bank and Trust	4/13/2017	130,000	158,221	162,911	4,690
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	175,000	131,160	131,613	453
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	100,000	75,026	75,208	182
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	100,000	75,047	75,208	161
Chinese yuan renminbi	Buy	Bank of America	4/10/2017	6,200,000	897,472	900,376	2,904
Chinese yuan renminbi	Buy	Standard Chartered Bank	4/10/2017	8,800,000	1,277,158	1,277,953	795
Chinese yuan renminbi	Buy	State Street Bank and Trust	4/13/2017	58,000,000	8,245,664	8,422,140	176,476
Chinese yuan renminbi	Buy	State Street Bank and Trust	6/9/2017	28,050,000	4,050,542	4,051,263	722
Chinese yuan renminbi	Buy	State Street Bank and Trust	6/9/2017	31,440,000	4,510,760	4,540,881	30,121
Chinese yuan renminbi	Buy	UBS AG	4/10/2017	39,200,000	5,676,635	5,692,698	16,063
Chinese yuan renminbi	Buy	UBS AG	5/15/2017	31,400,000	4,513,764	4,544,560	30,796
Colombian peso	Buy	Bank of America	5/15/2017	10,500,000,000	3,601,465	3,631,613	30,148
Colombian peso	Buy	J.P. Morgan	5/15/2017	8,700,000,000	2,997,189	3,009,051	11,862
Colombian peso	Buy	J.P. Morgan	6/9/2017	15,300,000,000	5,075,873	5,274,201	198,328
Colombian peso	Buy	State Street Bank and Trust	5/15/2017	3,740,000,000	1,280,471	1,293,546	13,075
Colombian peso	Buy	State Street Bank and Trust	4/12/2017	15,175,000,000	5,069,402	5,272,166	202,765
Czech koruna	Buy	Citibank	4/13/2017	107,000,000	4,188,654	4,236,210	47,556
Czech koruna	Buy	Morgan Stanley	6/9/2017	28,500,000	1,121,883	1,135,460	13,578
Czech koruna	Buy	State Street Bank and Trust	4/13/2017	11,000,000	432,746	435,498	2,752
euro	Buy	State Street Bank and Trust	4/13/2017	160,000	169,655	170,755	1,100
euro	Buy	State Street Bank and Trust	4/13/2017	80,000	85,095	85,377	283
Hungarian forint	Buy	Citibank	5/15/2017	1,205,000,000	4,164,946	4,171,084	6,138
Hungarian forint	Buy	Standard Chartered Bank	6/9/2017	990,000,000	3,363,741	3,429,703	65,963
Hungarian forint	Buy	Standard Chartered Bank	4/13/2017	1,078,000,000	3,657,153	3,727,425	70,272
Indian rupee	Buy	State Street Bank and Trust	6/9/2017	269,000,000	3,993,172	4,126,611	133,439
Indian rupee	Buy	State Street Bank and Trust	4/13/2017	264,000,000	3,946,483	4,071,766	125,283
Indian rupee	Buy	UBS AG	6/9/2017	352,000,000	5,240,045	5,399,877	159,833
Indian rupee	Buy	UBS AG	5/15/2017	264,000,000	3,927,403	4,059,743	132,340
Indonesian rupiah	Buy	UBS AG	6/9/2017	91,530,000,000	6,773,477	6,840,211	66,734
Indonesian rupiah	Buy	UBS AG	5/15/2017	91,230,000,000	6,774,337	6,834,260	59,923
Indonesian rupiah	Buy	UBS AG	4/13/2017	90,100,000,000	6,717,865	6,766,385	48,520
Israeli new shekel	Buy	Barclays Bank plc	4/13/2017	15,060,000	3,916,875	4,158,490	241,615
Israeli new shekel	Buy	J.P. Morgan	4/13/2017	420,000	115,480	115,974	494
Japanese yen	Buy	Morgan Stanley	4/13/2017	715,500,000	6,305,471	6,428,755	123,284
Japanese yen	Buy	State Street Bank and Trust	4/13/2017	26,500,000	233,684	238,102	4,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Japanese yen	Buy	State Street Bank and Trust	4/13/2017	22,000,000	$193,999	$197,670	$3,671
Japanese yen	Buy	State Street Bank and Trust	4/13/2017	18,000,000	156,891	161,730	4,839
Malaysian ringgit	Buy	Goldman Sachs	4/13/2017	5,300,000	1,175,696	1,195,725	20,030
Malaysian ringgit	Buy	J.P. Morgan	4/13/2017	12,700,000	2,849,450	2,865,228	15,778
Malaysian ringgit	Buy	State Street Bank and Trust	5/15/2017	7,550,000	1,690,551	1,698,311	7,760
Malaysian ringgit	Buy	UBS AG	4/13/2017	8,800,000	1,958,907	1,985,355	26,448
Mexican peso	Buy	J.P. Morgan	6/9/2017	66,000,000	3,313,852	3,489,615	175,764
Mexican peso	Buy	J.P. Morgan	5/15/2017	139,000,000	6,731,360	7,377,435	646,075
Mexican peso	Buy	J.P. Morgan	4/12/2017	41,320,000	2,055,082	2,204,218	149,136
Mexican peso	Buy	J.P. Morgan	5/15/2017	3,000,000	148,220	159,225	11,005
Mexican peso	Buy	J.P. Morgan	4/12/2017	36,500,000	1,744,309	1,947,094	202,785
Peruvian Nuevo sol	Buy	State Street Bank and Trust	5/15/2017	17,400,000	5,255,210	5,335,398	80,188
Peruvian Nuevo sol	Buy	UBS AG	6/9/2017	17,600,000	5,296,260	5,384,019	87,760
Peruvian Nuevo sol	Buy	UBS AG	4/12/2017	17,350,000	5,251,529	5,336,648	85,120
Philippine peso	Buy	Barclays Bank plc	6/9/2017	181,000,000	3,562,151	3,590,937	28,787
Philippine peso	Buy	State Street Bank and Trust	5/15/2017	182,740,000	3,603,771	3,631,953	28,182
Philippine peso	Buy	UBS AG	4/12/2017	172,000,000	3,422,886	3,426,072	3,187
Polish zloty	Buy	Standard Chartered Bank	6/9/2017	7,600,000	1,857,307	1,915,250	57,943
Polish zloty	Buy	Standard Chartered Bank	4/13/2017	2,200,000	526,487	554,709	28,222
Polish zloty	Buy	Standard Chartered Bank	4/13/2017	6,520,000	1,558,642	1,643,955	85,313
Polish zloty	Buy	Standard Chartered Bank	5/15/2017	30,700,000	7,589,527	7,738,198	148,671
Romanian new leu	Buy	Barclays Bank plc	4/13/2017	2,330,000	544,351	545,943	1,592
Romanian new leu	Buy	Goldman Sachs	4/13/2017	4,300,000	1,002,941	1,007,534	4,594
Romanian new leu	Buy	J.P. Morgan	4/13/2017	11,920,000	2,768,261	2,792,978	24,718
Romanian new leu	Buy	J.P. Morgan	6/9/2017	11,910,000	2,775,053	2,794,111	19,058
Russian ruble	Buy	Barclays Bank plc	6/9/2017	415,500,000	6,950,067	7,268,134	318,067
Russian ruble	Buy	Barclays Bank plc	4/12/2017	402,000,000	6,807,225	7,129,825	322,600
Russian ruble	Buy	State Street Bank and Trust	5/15/2017	405,000,000	6,814,740	7,127,787	313,047
Singapore dollar	Buy	Goldman Sachs	5/15/2017	13,950,000	9,832,096	9,975,782	143,686
Singapore dollar	Buy	State Street Bank and Trust	6/9/2017	3,400,000	2,399,610	2,431,817	32,207
South Korean won	Buy	State Street Bank and Trust	4/13/2017	8,065,000,000	6,882,868	7,217,760	334,893
Thai baht	Buy	Bank of America	6/9/2017	81,000,000	2,293,286	2,355,934	62,648
Thai baht	Buy	Bank of America	5/15/2017	88,400,000	2,503,646	2,571,654	68,008
Thai baht	Buy	UBS AG	4/12/2017	139,000,000	3,879,431	4,044,780	165,349
Turkish lira	Buy	Bank of America	6/9/2017	22,300,000	5,826,556	6,019,761	193,205
Turkish lira	Buy	Bank of America	5/15/2017	5,700,000	1,514,193	1,549,626	35,433
Turkish lira	Buy	J.P. Morgan	5/15/2017	21,200,000	5,579,022	5,763,522	184,500
Brazilian real	Sell	Barclays Bank plc	4/13/2017	8,100,000	2,612,903	2,581,646	31,257
Brazilian real	Sell	Goldman Sachs	5/15/2017	1,580,000	501,619	499,993	1,626
Brazilian real	Sell	Morgan Stanley	6/9/2017	600,000	188,959	188,791	168
Brazilian real	Sell	Morgan Stanley	5/15/2017	665,000	213,627	210,440	3,187
Brazilian real	Sell	Morgan Stanley	5/15/2017	575,000	184,472	181,960	2,512
Brazilian real	Sell	Morgan Stanley	6/9/2017	1,390,000	438,735	437,366	1,369
Brazilian real	Sell	State Street Bank and Trust	6/9/2017	1,260,000	396,913	396,462	451
Canadian dollar	Sell	Goldman Sachs	4/13/2017	4,060,000	3,102,566	3,053,432	49,134
Chinese yuan renminbi	Sell	State Street Bank and Trust	6/9/2017	1,250,000	180,910	180,538	372
Czech koruna	Sell	Citibank	7/13/2017	5,600,000	224,106	223,831	275
Czech koruna	Sell	J.P. Morgan	4/13/2017	3,420,000	135,945	135,400	545
Czech koruna	Sell	J.P. Morgan	4/13/2017	3,260,000	130,656	129,066	1,590
Czech koruna	Sell	J.P. Morgan	4/13/2017	6,350,000	254,738	251,401	3,337
Czech koruna	Sell	State Street Bank and Trust	4/13/2017	104,970,000	4,179,274	4,155,841	23,433
Hungarian forint	Sell	Bank of America	5/15/2017	54,600,000	189,573	188,997	576
Hungarian forint	Sell	Bank of America	5/15/2017	43,555,000	152,458	150,765	1,693
Hungarian forint	Sell	J.P. Morgan	4/13/2017	82,170,000	286,246	284,121	2,125
Hungarian forint	Sell	J.P. Morgan	4/13/2017	65,000,000	225,256	224,752	504
Hungarian forint	Sell	State Street Bank and Trust	5/15/2017	22,300,000	78,525	77,191	1,334
Hungarian forint	Sell	UBS AG	5/15/2017	53,630,000	188,072	185,639	2,433
Indonesian rupiah	Sell	J.P. Morgan	6/9/2017	1,990,000,000	148,729	148,716	13

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Indonesian rupiah	Sell	UBS AG	5/15/2017	6,030,000,000	$451,855	$451,722	$133
Malaysian ringgit	Sell	Barclays Bank plc	4/13/2017	1,370,000	310,306	309,084	1,222
Malaysian ringgit	Sell	State Street Bank and Trust	4/13/2017	1,100,000	248,700	248,169	531
Mexican peso	Sell	Barclays Bank plc	5/15/2017	9,340,000	496,237	495,721	516
Peruvian Nuevo sol	Sell	Goldman Sachs	5/15/2017	940,000	288,332	288,234	98
Peruvian Nuevo sol	Sell	Goldman Sachs	6/9/2017	600,000	183,655	183,546	109
Peruvian Nuevo sol	Sell	State Street Bank and Trust	5/15/2017	1,220,000	375,385	374,091	1,294
Philippine peso	Sell	Goldman Sachs	5/15/2017	6,725,000	133,911	133,659	252
Philippine peso	Sell	J.P. Morgan	5/15/2017	10,400,000	206,969	206,700	269
Philippine peso	Sell	Standard Chartered Bank	6/9/2017	9,500,000	188,728	188,475	253
Philippine peso	Sell	Standard Chartered Bank	6/9/2017	10,100,000	200,456	200,378	78
Philippine peso	Sell	UBS AG	4/12/2017	203,000,000	4,051,088	4,043,562	7,526
Polish zloty	Sell	Barclays Bank plc	5/15/2017	840,000	212,297	211,729	568
Polish zloty	Sell	Barclays Bank plc	5/15/2017	980,000	248,560	247,017	1,543
Polish zloty	Sell	J.P. Morgan	5/15/2017	920,000	235,535	231,894	3,641
Polish zloty	Sell	State Street Bank and Trust	5/15/2017	400,000	102,183	100,823	1,360
Polish zloty	Sell	UBS AG	5/15/2017	580,000	146,403	146,194	209
Romanian new leu	Sell	Barclays Bank plc	4/13/2017	680,000	160,499	159,331	1,168
Romanian new leu	Sell	Barclays Bank plc	4/13/2017	1,090,000	260,356	255,398	4,958
Romanian new leu	Sell	Barclays Bank plc	4/13/2017	1,270,000	298,445	297,574	871
Romanian new leu	Sell	Goldman Sachs	4/13/2017	920,000	216,749	215,565	1,184
Romanian new leu	Sell	Goldman Sachs	4/13/2017	780,000	184,689	182,762	1,927
Russian ruble	Sell	J.P. Morgan	6/9/2017	17,000,000	297,985	297,373	612
Singapore dollar	Sell	J.P. Morgan	5/15/2017	350,000	250,825	250,288	537
Singapore dollar	Sell	Morgan Stanley	5/15/2017	500,000	357,771	357,555	216
Singapore dollar	Sell	State Street Bank and Trust	5/15/2017	360,000	257,810	257,440	370
South African rand	Sell	Bank of America	5/15/2017	2,120,000	163,170	156,904	6,266
South African rand	Sell	Bank of America	6/9/2017	1,720,000	133,038	126,754	6,284
South African rand	Sell	Bank of America	5/15/2017	3,300,000	262,569	244,237	18,332
South African rand	Sell	Barclays Bank plc	4/13/2017	6,540,000	501,004	486,727	14,277
South African rand	Sell	State Street Bank and Trust	4/13/2017	3,230,000	245,302	240,387	4,915
Thai baht	Sell	State Street Bank and Trust	4/12/2017	11,000,000	320,259	320,090	169
Turkish lira	Sell	State Street Bank and Trust	5/15/2017	660,000	180,272	179,430	842
Turkish lira	Sell	State Street Bank and Trust	5/15/2017	1,120,000	304,914	304,488	426
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$7,593,577

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	J.P. Morgan	4/13/2017	155,000	$118,679	$118,400	$(279)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	195,000	149,287	148,955	(332)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	100,000	76,820	76,387	(433)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	140,000	107,341	106,942	(399)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	100,000	76,936	76,387	(549)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	110,000	84,625	84,026	(599)
Australian dollar	Buy	State Street Bank and Trust	4/13/2017	150,000	115,135	114,581	(554)
British pound	Buy	J.P. Morgan	4/13/2017	120,000	150,574	150,379	(195)
British pound	Buy	State Street Bank and Trust	4/13/2017	80,000	100,337	100,253	(84)
British pound	Buy	State Street Bank and Trust	4/13/2017	130,000	164,103	162,911	(1,192)
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	130,000	97,815	97,770	(45)
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	120,000	92,005	90,249	(1,756)
Canadian dollar	Buy	State Street Bank and Trust	4/13/2017	200,000	152,924	150,415	(2,509)
Chilean peso	Buy	State Street Bank and Trust	5/15/2017	2,790,000,000	4,226,312	4,219,680	(6,632)
Chilean peso	Buy	UBS AG	5/15/2017	683,000,000	1,046,824	1,032,990	(13,834)
Chilean peso	Buy	UBS AG	4/12/2017	3,440,000,000	5,216,508	5,210,988	(5,520)
Chilean peso	Buy	UBS AG	6/9/2017	3,410,000,000	5,154,600	5,151,843	(2,757)
Czech koruna	Buy	Bank of America	6/9/2017	29,740,000	1,198,993	1,184,863	(14,130)
Czech koruna	Buy	State Street Bank and Trust	7/13/2017	104,970,000	4,228,092	4,195,640	(32,452)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	J.P. Morgan	4/13/2017	1,330,000	$1,438,700	$1,419,399	$(19,301)
euro	Buy	J.P. Morgan	4/13/2017	140,000	150,155	149,410	(745)
euro	Buy	State Street Bank and Trust	4/13/2017	145,000	157,733	154,746	(2,987)
euro	Buy	State Street Bank and Trust	4/13/2017	70,000	75,307	74,705	(602)
euro	Buy	State Street Bank and Trust	4/13/2017	90,000	96,284	96,050	(234)
euro	Buy	State Street Bank and Trust	4/13/2017	90,000	96,655	96,050	(605)
euro	Buy	State Street Bank and Trust	4/13/2017	150,000	161,590	160,083	(1,507)
euro	Buy	State Street Bank and Trust	4/13/2017	200,000	214,605	213,443	(1,162)
euro	Buy	State Street Bank and Trust	4/13/2017	170,000	184,109	181,427	(2,682)
euro	Buy	State Street Bank and Trust	4/13/2017	80,000	86,519	85,377	(1,142)
euro	Buy	State Street Bank and Trust	4/13/2017	76,000	81,621	81,109	(512)
euro	Buy	State Street Bank and Trust	4/13/2017	100,000	106,790	106,722	(68)
Philippine peso	Buy	Bank of America	4/12/2017	45,000,000	899,155	896,356	(2,799)
Philippine peso	Buy	UBS AG	4/12/2017	133,300,000	2,655,378	2,655,206	(172)
Romanian new leu	Buy	Goldman Sachs	5/15/2017	12,350,000	2,924,203	2,895,834	(28,369)
South African rand	Buy	State Street Bank and Trust	5/15/2017	53,120,000	4,011,696	3,931,474	(80,222)
South African rand	Buy	State Street Bank and Trust	4/13/2017	52,800,000	4,009,890	3,929,539	(80,351)
South African rand	Buy	State Street Bank and Trust	6/9/2017	52,000,000	3,908,988	3,832,112	(76,876)
Turkish lira	Buy	Bank of America	5/15/2017	4,880,000	1,332,153	1,326,698	(5,455)
Turkish lira	Buy	Citibank	4/13/2017	16,920,000	4,693,427	4,642,117	(51,310)
Argentine peso	Sell	J.P. Morgan	6/21/2017	4,690,000	292,777	294,521	(1,744)
Argentine peso	Sell	J.P. Morgan	6/21/2017	9,460,000	593,476	594,066	(590)
Argentine peso	Sell	UBS AG	4/27/2017	6,000,000	379,267	386,270	(7,003)
Argentine peso	Sell	UBS AG	4/27/2017	6,600,000	415,879	424,897	(9,018)
Argentine peso	Sell	UBS AG	4/27/2017	8,470,000	534,385	545,285	(10,900)
Argentine peso	Sell	UBS AG	4/27/2017	46,500,000	2,948,637	2,993,594	(44,957)
Australian dollar	Sell	J.P. Morgan	4/13/2017	4,600,000	3,377,889	3,513,815	(135,926)
Australian dollar	Sell	J.P. Morgan	4/13/2017	4,070,000	3,071,263	3,108,962	(37,699)
Brazilian real	Sell	Barclays Bank plc	4/13/2017	1,400,000	441,281	446,211	(4,930)
Brazilian real	Sell	Goldman Sachs	4/13/2017	1,580,000	500,935	503,580	(2,645)
Brazilian real	Sell	Morgan Stanley	5/15/2017	860,000	268,960	272,148	(3,188)
Brazilian real	Sell	Morgan Stanley	5/15/2017	960,000	303,740	303,793	(53)
Brazilian real	Sell	Morgan Stanley	6/9/2017	855,000	268,690	269,028	(338)
British pound	Sell	J.P. Morgan	4/13/2017	2,770,000	3,375,615	3,471,252	(95,637)
Chilean peso	Sell	Bank of America	6/9/2017	72,350,000	107,646	109,307	(1,661)
Chilean peso	Sell	Bank of America	6/9/2017	106,500,000	160,633	160,901	(268)
Chilean peso	Sell	Goldman Sachs	4/12/2017	185,000,000	278,732	280,242	(1,510)
Chilean peso	Sell	Goldman Sachs	6/9/2017	140,000,000	210,345	211,513	(1,168)
Chilean peso	Sell	Goldman Sachs	5/15/2017	220,000,000	328,853	332,735	(3,882)
Chilean peso	Sell	Goldman Sachs	6/9/2017	132,000,000	198,797	199,426	(629)
Chilean peso	Sell	J.P. Morgan	5/15/2017	490,000,000	735,537	741,091	(5,554)
Chilean peso	Sell	J.P. Morgan	6/9/2017	89,940,000	133,609	135,882	(2,273)
Chilean peso	Sell	Standard Chartered Bank	4/12/2017	3,255,000,000	4,894,737	4,930,746	(36,009)
Chinese yuan renminbi	Sell	Barclays Bank plc	4/13/2017	1,500,000	217,413	217,814	(401)
Chinese yuan renminbi	Sell	Barclays Bank plc	4/13/2017	1,800,000	261,070	261,377	(307)
Chinese yuan renminbi	Sell	Barclays Bank plc	4/13/2017	2,100,000	304,418	304,940	(522)
Chinese yuan renminbi	Sell	Barclays Bank plc	4/13/2017	1,400,000	202,925	203,293	(368)
Chinese yuan renminbi	Sell	J.P. Morgan	4/13/2017	1,745,000	252,157	253,390	(1,233)
Chinese yuan renminbi	Sell	J.P. Morgan	4/13/2017	1,700,000	244,847	246,856	(2,009)
Chinese yuan renminbi	Sell	J.P. Morgan	4/13/2017	1,300,000	188,155	188,772	(617)
Chinese yuan renminbi	Sell	J.P. Morgan	4/13/2017	1,100,000	159,250	159,730	(480)
Chinese yuan renminbi	Sell	Standard Chartered Bank	4/13/2017	1,130,000	163,217	164,087	(870)
Chinese yuan renminbi	Sell	Standard Chartered Bank	4/13/2017	1,615,000	234,313	234,513	(200)
Chinese yuan renminbi	Sell	Standard Chartered Bank	6/9/2017	1,030,000	148,580	148,763	(183)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Chinese yuan renminbi	Sell	State Street Bank and Trust	6/9/2017	2,200,000	$317,712	$317,746	$(34)
Chinese yuan renminbi	Sell	UBS AG	4/10/2017	54,200,000	7,757,263	7,871,026	(113,763)
Colombian peso	Sell	Bank of America	5/15/2017	730,000,000	241,350	252,484	(11,134)
Colombian peso	Sell	Barclays Bank plc	4/12/2017	490,000,000	163,020	170,238	(7,218)
Colombian peso	Sell	Goldman Sachs	4/12/2017	756,000,000	253,665	262,653	(8,988)
Colombian peso	Sell	Goldman Sachs	5/15/2017	770,000,000	261,849	266,318	(4,469)
Colombian peso	Sell	Goldman Sachs	5/15/2017	456,000,000	156,157	157,716	(1,559)
Colombian peso	Sell	Goldman Sachs	5/15/2017	850,000,000	291,873	293,988	(2,115)
Colombian peso	Sell	J.P. Morgan	5/15/2017	1,045,000,000	355,308	361,432	(6,124)
Colombian peso	Sell	J.P. Morgan	5/15/2017	880,000,000	301,837	304,364	(2,527)
Colombian peso	Sell	State Street Bank and Trust	5/15/2017	659,000,000	216,513	227,927	(11,414)
Colombian peso	Sell	State Street Bank and Trust	5/15/2017	320,000,000	108,751	110,678	(1,927)
Colombian peso	Sell	State Street Bank and Trust	5/15/2017	1,165,000,000	399,520	402,936	(3,416)
euro	Sell	J.P. Morgan	4/13/2017	6,365,000	6,757,220	6,792,837	(35,617)
Hungarian forint	Sell	Bank of America	5/15/2017	64,000,000	218,831	221,535	(2,704)
Indian rupee	Sell	J.P. Morgan	4/13/2017	13,115,000	196,150	202,277	(6,127)
Indian rupee	Sell	J.P. Morgan	6/9/2017	8,865,000	134,540	135,994	(1,454)
Indian rupee	Sell	J.P. Morgan	6/9/2017	10,530,000	160,111	161,536	(1,425)
Indian rupee	Sell	J.P. Morgan	6/9/2017	20,700,000	314,170	317,550	(3,380)
Indian rupee	Sell	J.P. Morgan	6/9/2017	12,000,000	182,310	184,087	(1,777)
Indian rupee	Sell	J.P. Morgan	6/9/2017	11,800,000	180,106	181,019	(913)
Indian rupee	Sell	J.P. Morgan	6/9/2017	11,470,000	175,815	175,956	(141)
Indian rupee	Sell	J.P. Morgan	6/9/2017	9,700,000	148,755	148,803	(48)
Indian rupee	Sell	Morgan Stanley	6/9/2017	16,600,000	253,026	254,653	(1,627)
Indian rupee	Sell	Standard Chartered Bank	6/9/2017	21,660,000	326,692	332,277	(5,585)
Indian rupee	Sell	Standard Chartered Bank	6/9/2017	19,140,000	293,534	293,618	(84)
Indonesian rupiah	Sell	Bank of America	6/9/2017	3,600,000,000	267,919	269,035	(1,116)
Indonesian rupiah	Sell	Barclays Bank plc	4/13/2017	4,250,000,000	319,026	319,169	(143)
Indonesian rupiah	Sell	J.P. Morgan	4/13/2017	4,780,000,000	355,285	358,971	(3,686)
Indonesian rupiah	Sell	J.P. Morgan	6/9/2017	3,510,000,000	261,979	262,309	(330)
Indonesian rupiah	Sell	Morgan Stanley	6/9/2017	2,490,000,000	185,469	186,082	(613)
Indonesian rupiah	Sell	Standard Chartered Bank	4/13/2017	3,020,000,000	225,799	226,798	(999)
Indonesian rupiah	Sell	State Street Bank and Trust	5/15/2017	3,285,000,000	244,084	246,087	(2,003)
Indonesian rupiah	Sell	State Street Bank and Trust	5/15/2017	2,880,000,000	214,925	215,748	(823)
Indonesian rupiah	Sell	State Street Bank and Trust	4/13/2017	2,755,000,000	206,578	206,897	(319)
Indonesian rupiah	Sell	UBS AG	5/15/2017	2,780,000,000	208,240	208,257	(17)
Israeli new shekel	Sell	Bank of America	4/13/2017	370,000	97,841	102,167	(4,326)
Israeli new shekel	Sell	Bank of America	4/13/2017	460,000	122,187	127,019	(4,832)
Israeli new shekel	Sell	Bank of America	4/13/2017	535,000	144,136	147,729	(3,593)
Israeli new shekel	Sell	Bank of America	4/13/2017	500,000	136,486	138,064	(1,578)
Israeli new shekel	Sell	Barclays Bank plc	4/13/2017	340,000	90,600	93,884	(3,284)
Israeli new shekel	Sell	Barclays Bank plc	4/13/2017	400,000	106,843	110,451	(3,608)
Israeli new shekel	Sell	Barclays Bank plc	4/13/2017	380,000	104,571	104,929	(358)
Israeli new shekel	Sell	Citibank	4/13/2017	475,000	126,095	131,161	(5,066)
Israeli new shekel	Sell	State Street Bank and Trust	4/13/2017	250,000	65,921	69,032	(3,111)
Israeli new shekel	Sell	State Street Bank and Trust	4/13/2017	490,000	135,238	135,303	(65)
Israeli new shekel	Sell	State Street Bank and Trust	4/13/2017	700,000	192,946	193,290	(344)
Japanese yen	Sell	Goldman Sachs	4/13/2017	782,000,000	6,758,117	7,026,257	(268,140)
Malaysian ringgit	Sell	Barclays Bank plc	4/13/2017	640,000	143,017	144,389	(1,372)
Malaysian ringgit	Sell	Barclays Bank plc	4/13/2017	1,100,000	245,360	248,169	(2,809)
Malaysian ringgit	Sell	Barclays Bank plc	4/13/2017	830,000	187,127	187,255	(128)
Malaysian ringgit	Sell	State Street Bank and Trust	4/13/2017	500,000	112,108	112,804	(696)
Malaysian ringgit	Sell	State Street Bank and Trust	4/13/2017	600,000	134,469	135,365	(896)
Mexican peso	Sell	Bank of America	5/15/2017	5,575,000	288,739	295,894	(7,155)
Mexican peso	Sell	Bank of America	5/15/2017	5,430,000	286,820	288,198	(1,378)
Mexican peso	Sell	Bank of America	5/15/2017	4,340,000	227,348	230,346	(2,998)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Mexican peso	Sell	Citibank	5/15/2017	3,175,000	$163,410	$168,513	$(5,103)
Mexican peso	Sell	J.P. Morgan	5/15/2017	4,150,000	214,608	220,262	(5,654)
Mexican peso	Sell	State Street Bank and Trust	5/15/2017	4,300,000	217,797	228,223	(10,426)
Peruvian Nuevo sol	Sell	Bank of America	4/12/2017	925,000	279,287	284,519	(5,232)
Peruvian Nuevo sol	Sell	Barclays Bank plc	6/9/2017	790,000	241,076	241,669	(593)
Peruvian Nuevo sol	Sell	Goldman Sachs	4/12/2017	720,000	217,265	221,463	(4,198)
Peruvian Nuevo sol	Sell	Goldman Sachs	6/9/2017	435,000	132,837	133,071	(234)
Peruvian Nuevo sol	Sell	Goldman Sachs	4/12/2017	500,000	153,764	153,794	(30)
Peruvian Nuevo sol	Sell	Goldman Sachs	6/9/2017	960,000	293,374	293,674	(300)
Peruvian Nuevo sol	Sell	UBS AG	5/15/2017	900,000	271,267	275,969	(4,702)
Philippine peso	Sell	Barclays Bank plc	5/15/2017	12,330,000	244,934	245,058	(124)
Philippine peso	Sell	J.P. Morgan	4/12/2017	11,315,000	223,891	225,384	(1,493)
Philippine peso	Sell	J.P. Morgan	6/9/2017	11,930,000	235,426	236,684	(1,258)
Philippine peso	Sell	State Street Bank and Trust	5/15/2017	11,000,000	217,442	218,625	(1,183)
Polish zloty	Sell	J.P. Morgan	4/13/2017	670,000	164,880	168,934	(4,054)
Polish zloty	Sell	J.P. Morgan	5/15/2017	800,000	198,765	201,647	(2,882)
Polish zloty	Sell	State Street Bank and Trust	5/15/2017	960,000	241,290	241,976	(686)
Romanian new leu	Sell	J.P. Morgan	4/13/2017	700,000	163,002	164,017	(1,015)
Russian ruble	Sell	Barclays Bank plc	5/15/2017	19,940,000	342,874	350,934	(8,060)
Russian ruble	Sell	Barclays Bank plc	5/15/2017	15,000,000	260,014	263,992	(3,978)
Russian ruble	Sell	Barclays Bank plc	6/9/2017	14,500,000	250,275	253,641	(3,366)
Russian ruble	Sell	Goldman Sachs	6/9/2017	15,230,000	259,608	266,411	(6,803)
Russian ruble	Sell	Goldman Sachs	6/9/2017	10,300,000	177,605	180,173	(2,568)
Russian ruble	Sell	J.P. Morgan	4/12/2017	22,600,000	380,022	400,831	(20,809)
Russian ruble	Sell	J.P. Morgan	4/12/2017	74,400,000	1,280,558	1,319,550	(38,992)
Russian ruble	Sell	Standard Chartered Bank	4/12/2017	19,710,000	336,054	349,574	(13,520)
Russian ruble	Sell	Standard Chartered Bank	5/15/2017	12,750,000	210,941	224,393	(13,452)
Russian ruble	Sell	Standard Chartered Bank	6/9/2017	19,000,000	322,509	332,358	(9,849)
Russian ruble	Sell	Standard Chartered Bank	5/15/2017	10,000,000	174,105	175,995	(1,890)
Russian ruble	Sell	State Street Bank and Trust	5/15/2017	13,770,000	242,046	242,345	(299)
Singapore dollar	Sell	Morgan Stanley	5/15/2017	300,000	213,860	214,533	(673)
Singapore dollar	Sell	State Street Bank and Trust	5/15/2017	230,000	162,848	164,475	(1,627)
Singapore dollar	Sell	State Street Bank and Trust	5/15/2017	200,000	142,767	143,022	(255)
Singapore dollar	Sell	State Street Bank and Trust	5/15/2017	110,000	78,588	78,662	(74)
South Korean won	Sell	Goldman Sachs	4/13/2017	170,000,000	149,837	152,141	(2,304)
South Korean won	Sell	Goldman Sachs	4/13/2017	124,000,000	109,284	110,974	(1,690)
South Korean won	Sell	Morgan Stanley	4/13/2017	133,000,000	116,799	119,028	(2,229)
South Korean won	Sell	Morgan Stanley	4/13/2017	284,000,000	246,977	254,165	(7,188)
South Korean won	Sell	State Street Bank and Trust	4/13/2017	280,500,000	243,359	251,033	(7,674)
South Korean won	Sell	State Street Bank and Trust	4/13/2017	100,000,000	87,212	89,495	(2,283)
South Korean won	Sell	State Street Bank and Trust	4/13/2017	65,230,000	57,245	58,378	(1,133)
South Korean won	Sell	State Street Bank and Trust	4/13/2017	210,000,000	187,004	187,939	(935)
South Korean won	Sell	UBS AG	4/13/2017	5,870,000,000	5,246,224	5,253,348	(7,124)
Thai baht	Sell	Goldman Sachs	4/12/2017	8,780,000	255,018	255,490	(472)
Thai baht	Sell	Standard Chartered Bank	4/12/2017	9,130,000	263,865	265,675	(1,810)
Thai baht	Sell	State Street Bank and Trust	4/12/2017	7,660,000	216,780	222,899	(6,119)
Thai baht	Sell	State Street Bank and Trust	4/12/2017	4,700,000	134,773	136,766	(1,993)
Turkish lira	Sell	Bank of America	5/15/2017	1,220,000	321,048	331,674	(10,626)
Turkish lira	Sell	Barclays Bank plc	5/15/2017	550,000	148,275	149,525	(1,250)
Turkish lira	Sell	J.P. Morgan	5/15/2017	800,000	213,591	217,491	(3,900)
Turkish lira	Sell	J.P. Morgan	5/15/2017	800,000	217,341	217,491	(150)
Turkish lira	Sell	J.P. Morgan	5/15/2017	570,000	154,451	154,963	(512)
Turkish lira	Sell	J.P. Morgan	5/15/2017	720,000	195,704	195,742	(38)
Turkish lira	Sell	State Street Bank and Trust	5/15/2017	1,640,000	445,659	445,857	(198)
Turkish lira	Sell	UBS AG	5/15/2017	965,000	261,285	262,349	(1,064)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,653,554)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2017	220	Short	$(47,619,688)	$(41,643)
U.S. 5-Year Treasury Note	June 2017	76	Short	(8,947,219)	(13,788)
Totals				$(56,566,907)	$(55,431)

Centrally Cleared Interest Rate Swap Contracts at March 31, 2017:

Periodic Payments to be Made By The Fund	Periodic Payments to be Received By The Fund	Central Clearinghouse	Termination Date	Notional Amount	Fair Value	Unrealized Appreciation
1.524%	3-Month LIBOR Index	Credit Suisse	1/13/2021	$38,000,000	$38,559,840	$559,840

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities
Other	$—	$20,800,264	$1,999,081	(4)	$22,799,345
Remaining Industries	—	22,954,076	—		22,954,076
Corporate Bonds	—	87,907,330	—		87,907,330
Floating Rate Loans(5)
Aerospace/Defense	—	—	624,475		624,475
Gaming	—	1,687,147	—		1,687,147
Health Facilities	—	—	197,799		197,799
Media: Content	—	1,699,917	—		1,699,917
Medical Products	—	996,250	687,670		1,683,920
Packaging	—	—	974,391		974,391
Specialty Retail	—	—	879,566		879,566
Telecommunications: Wireless	—	—	496,875		496,875
Telecommunications: Wireline Integrated & Services	—	500,418	727,105		1,227,523
Theaters & Entertainment	—	873,459	—		873,459
Foreign Government Obligations	—	11,347,404	—		11,347,404
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	7,080,054	—		7,080,054
Government Sponsored Enterprises Pass-Throughs	—	10,908,868	—		10,908,868
Municipal Bonds	—	2,116,557	—		2,116,557
Non-Agency Commercial Mortgage-Backed Securities	—	56,060,966	2,513,058	(6)	58,574,024
U.S. Treasury Obligations	—	462,329	—		462,329
Total	$—	$225,395,039	$9,100,020		$234,495,059

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND March 31, 2017

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$7,593,577	$—	$7,593,577
Liabilities	—	(1,653,554)	—	(1,653,554)
Futures Contracts
Assets	—	—	—	—
Liabilities	(55,431)	—	—	(55,431)
Centrally Cleared Interest Rate Swap Contracts
Assets	—	559,840	—	559,840
Liabilities	—	—	—	—
Total	$(55,431)	$6,499,863	$—	$6,444,432

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.
(4)	Includes securities valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Non-Agency Commercial Mortgage-Backed Securities categorized as Level 3 investment includes A10 Bridge Asset Financing LLC 2015-AA A, Commercial Mortgage Pass-Through Certificates 2016-SAVA XCP IO, GS Mortgage Securities Trust 2016-GS4 225A, GS Mortgage Securities Trust 2016-GS4 225C, GS Mortgage Securities Trust 2016-GS4 225D, JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XA IO and JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI XB IO.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2017	$4,482,668	$4,578,504	$7,268,149
Accrued discounts/premiums	—	639	(38,996)
Realized gain (loss)	—	484	—
Change in unrealized appreciation/depreciation	784	(3,253)	9,511
Purchases	—	488,811	—
Sales	—	(1,380,365)	—
Net transfers in or out of Level 3	2,484,371	903,061	(4,725,606)
Balance as of March 31, 2017	$1,999,081	$4,587,881	$2,513,058
Net change in unrealized appreciation/depreciation for period ended March 31, 2017 related to Level 3 investments held at March 31, 2017.	$784	$5,208	$9,511

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN CORPORATE BONDS(a) 9.89%

Brazil 0.50%

Banks: Regional

Banco do Brasil SA	9.75%	7/18/2017	BRL	155	$49,288

Colombia 1.00%

Electric: Power

Empresas Publicas de Medellin ESP†	7.625%	9/10/2024	COP	290,000	97,905

Mexico 4.62%

Electric: Power 1.03%

Comision Federal de Electricidad	7.96%	11/20/2020	MXN	1,900	101,362

Media 0.71%

Grupo Televisa SAB	8.49%	5/11/2037	MXN	1,400	69,580

Oil 1.42%

Petroleos Mexicanos†	7.65%	11/24/2021	MXN	2,750	140,083

Telecommunications 1.46%

America Movil SAB de CV	6.00%	6/9/2019	MXN	2,780	144,091
Total					455,116

Niger 1.01%

VimpelCom Holdings BV†	9.00%	2/13/2018	RUB	5,600	99,258

South Africa 1.94%

Electric: Power 1.27%

Eskom Holdings SOC Ltd.	Zero Coupon	12/31/2018	ZAR	800	49,742
Eskom Holdings SOC Ltd.	9.25%	4/20/2018	ZAR	1,000	75,571
Total					125,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Transportation: Miscellaneous 0.67%

Transnet SOC Ltd.	8.90%	11/14/2027	ZAR	1,000	$65,899
Total					191,212

Turkey 0.82%

Banks: Regional

Akbank TAS†	7.50%	2/5/2018	TRY	305	80,873
Total Foreign Corporate Bonds (cost $1,277,017)					973,652

FOREIGN GOVERNMENT OBLIGATIONS(a) 83.61%

Argentina 4.05%

City of Buenos Aires	22.396%#	3/29/2024	ARS	2,000	132,010
Republic of Argentina	22.806%#	3/1/2018	ARS	4,000	266,818
Total					398,828

Brazil 11.64%

Brazil Letras do Tesouro Nacional	Zero Coupon	4/1/2018	BRL	800	233,383
Brazil Letras do Tesouro Nacional	Zero Coupon	1/1/2019	BRL	1,700	463,951
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2023	BRL	700	224,593
Brazil Notas do Tesouro Nacional Series F	10.00%	1/1/2025	BRL	700	223,887
Total					1,145,814

Chile 1.84%

Bonos Tesoreria Pesos	4.50%	3/1/2026	CLP	115,000	180,868

Colombia 7.91%

Colombian TES Series B	6.00%	4/28/2028	COP	960,000	315,707
Colombian TES Series B	7.00%	9/11/2019	COP	361,000	128,624
Colombian TES Series B	7.00%	5/4/2022	COP	555,000	200,436
Colombian TES Series B	10.00%	7/24/2024	COP	320,000	133,778
Total					778,545

Hungary 1.59%

Hungary Government Bond	5.50%	6/24/2025	HUF	38,500	156,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
India 4.08%

Export-Import Bank of India	8.15%	3/5/2025	INR	15,000	$240,149
India Government Bond	8.27%	6/9/2020	INR	10,000	161,469
Total					401,618

Indonesia 10.89%

Indonesia Treasury Bond	7.00%	5/15/2022	IDR	2,260,000	171,041
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	3,140,000	250,248
Indonesia Treasury Bond	8.375%	3/15/2024	IDR	3,430,000	274,625
Indonesia Treasury Bond	9.50%	7/15/2031	IDR	2,359,000	206,059
Indonesia Treasury Bond	10.00%	2/15/2028	IDR	1,900,000	169,851
Total					1,071,824

Malaysia 4.03%

Malaysia Government Bond	3.844%	4/15/2033	MYR	1,040	215,567
Malaysia Government Bond	3.889%	7/31/2020	MYR	800	181,633
Total					397,200

Mexico 3.88%

Mexican Bonos	7.75%	5/29/2031	MXN	2,700	150,025
Mexican Bonos	7.75%	11/13/2042	MXN	1,500	82,964
Mexican Bonos	8.50%	5/31/2029	MXN	2,520	148,814
Total					381,803

Peru 3.84%

Peru Government Bond	6.85%	2/12/2042	PEN	132	42,780
Peru Government Bond	6.95%	8/12/2031	PEN	410	135,673
Republic of Peru†	8.20%	8/12/2026	PEN	550	199,906
Total					378,359

Poland 4.64%

Poland Government Bond	3.25%	7/25/2025	PLN	670	168,636
Poland Government Bond	5.75%	9/23/2022	PLN	1,003	288,530
Total					457,166

Russia 8.38%

Russian Federal Bond—OFZ	7.50%	3/15/2018	RUB	20,730	365,113
Russian Federal Bond—OFZ	7.60%	4/14/2021	RUB	17,785	313,495
Russian Federal Bond—OFZ	7.75%	9/16/2026	RUB	8,250	145,935
Total					824,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
South Africa 9.60%

Republic of South Africa	6.25%	3/31/2036	ZAR	6,153	$326,773
Republic of South Africa	7.00%	2/28/2031	ZAR	4,250	261,091
Republic of South Africa	10.50%	12/21/2026	ZAR	4,325	356,767
Total					944,631

Thailand 2.93%

Thailand Government Bond	3.58%	12/17/2027	THB	2,270	70,232
Thailand Government Bond	3.625%	6/16/2023	THB	3,825	119,906
Thailand Government Bond	4.875%	6/22/2029	THB	2,800	97,911
Total					288,049

Turkey 4.31%

Turkey Government Bond	7.10%	3/8/2023	TRY	1,835	424,361
Total Foreign Government Obligations (cost $8,625,677)					8,230,089
Total Investments in Securities 93.50% (cost $9,902,694)					9,203,741
Cash, Foreign Cash and Other Assets in Excess of Liabilities (b) 6.50%					640,001
Net Assets 100.00%					$9,843,742

ARS	Argentine Peso
BRL	Brazilian real.
CLP	Chilean peso.
COP	Colombian peso.
HUF	Hungarian forint.
IDR	Indonesian rupiah.
INR	Indian rupee
MXN	Mexican peso.
MYR	Malaysian ringgit.
PEN	Peruvian nuevo sol.
PLN	Polish zloty.
RUB	Russian ruble.
THB	Thai baht.
TRY	Turkish lira.
ZAR	South African rand.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2017.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Argentine peso	Buy	Citibank	6/21/2017	1,870,000	$115,789	$117,432	$1,643
Argentine peso	Buy	UBS AG	6/21/2017	380,000	23,706	23,863	157
Chilean peso	Buy	Goldman Sachs	6/21/2017	49,300,000	73,948	74,441	493
Chinese yuan renminbi	Buy	State Street Bank and Trust	6/21/2017	1,350,000	194,777	194,789	12
Colombian peso	Buy	State Street Bank and Trust	6/21/2017	28,770,000	9,851	9,903	52
Hungarian forint	Buy	State Street Bank and Trust	6/21/2017	25,340,000	86,686	87,830	1,144
Malaysian ringgit	Buy	State Street Bank and Trust	6/21/2017	539,000	120,339	120,952	613
Mexican peso	Buy	State Street Bank and Trust	6/21/2017	1,730,000	89,069	91,311	2,242
Mexican peso	Buy	State Street Bank and Trust	6/21/2017	1,800,000	90,256	95,006	4,750
Polish zloty	Buy	State Street Bank and Trust	6/21/2017	1,910,000	478,068	481,314	3,246
Polish zloty	Buy	State Street Bank and Trust	6/21/2017	133,000	32,674	33,516	842
Romanian new leu	Buy	Bank of America	6/21/2017	560,000	130,511	131,415	904
Singapore dollar	Buy	State Street Bank and Trust	6/21/2017	304,000	217,076	217,451	375
Thai baht	Buy	State Street Bank and Trust	6/21/2017	14,850,000	426,063	431,911	5,848
Turkish lira	Buy	State Street Bank and Trust	6/21/2017	27,000	6,958	7,264	306
Australian dollar	Sell	State Street Bank and Trust	6/21/2017	252,000	193,683	192,255	1,428
Brazilian real	Sell	State Street Bank and Trust	6/21/2017	150,000	47,660	47,073	587
Czech koruna	Sell	Citibank	6/21/2017	1,800,000	72,138	71,799	339
Philippine peso	Sell	State Street Bank and Trust	6/21/2017	3,050,000	60,574	60,457	117
South African rand	Sell	State Street Bank and Trust	6/21/2017	900,000	67,533	66,188	1,345
South African rand	Sell	State Street Bank and Trust	6/21/2017	1,665,000	126,001	122,448	3,553
South African rand	Sell	State Street Bank and Trust	6/21/2017	76,000	5,639	5,589	50
South African rand	Sell	State Street Bank and Trust	6/21/2017	2,340,000	180,604	172,090	8,514
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$38,560

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Brazilian real	Buy	State Street Bank and Trust	6/21/2017	98,000	$30,798	$30,754	$(44)
Czech koruna	Buy	Citibank	6/21/2017	1,800,000	72,656	71,799	(857)
Hungarian forint	Buy	State Street Bank and Trust	6/21/2017	6,945,000	24,388	24,072	(316)
Hungarian forint	Buy	State Street Bank and Trust	6/21/2017	8,500,000	29,693	29,462	(231)
Indonesian rupiah	Buy	State Street Bank and Trust	6/21/2017	316,500,000	23,637	23,623	(14)
Romanian new leu	Buy	Bank of America	6/21/2017	240,000	56,676	56,321	(355)
Thai baht	Buy	State Street Bank and Trust	6/21/2017	440,000	12,813	12,797	(16)
Turkish lira	Buy	Bank of America	6/21/2017	88,000	23,692	23,675	(17)
Turkish lira	Buy	State Street Bank and Trust	6/21/2017	137,000	37,037	36,857	(180)
Turkish lira	Buy	State Street Bank and Trust	6/21/2017	1,010,000	272,454	271,723	(731)
Turkish lira	Buy	State Street Bank and Trust	6/21/2017	477,000	128,393	128,329	(64)
Turkish lira	Buy	State Street Bank and Trust	6/21/2017	76,000	20,565	20,446	(119)
Argentine peso	Sell	UBS AG	6/21/2017	200,000	12,392	12,560	(168)
Argentine peso	Sell	UBS AG	6/21/2017	2,050,000	126,954	128,735	(1,781)
Brazilian real	Sell	State Street Bank and Trust	6/21/2017	33,000	10,190	10,356	(166)
Brazilian real	Sell	State Street Bank and Trust	6/21/2017	133,000	41,178	41,738	(560)
Canadian dollar	Sell	State Street Bank and Trust	6/21/2017	130,000	97,554	97,860	(306)
Chilean peso	Sell	State Street Bank and Trust	6/21/2017	57,250,000	85,646	86,445	(799)
Colombian peso	Sell	State Street Bank and Trust	6/21/2017	443,000,000	146,364	152,485	(6,121)
Hungarian forint	Sell	State Street Bank and Trust	6/21/2017	4,800,000	16,631	16,637	(6)
Indian rupee	Sell	State Street Bank and Trust	6/21/2017	440,000	6,537	6,742	(205)
Indian rupee	Sell	State Street Bank and Trust	6/21/2017	10,180,000	153,640	155,975	(2,335)
Israeli new shekel	Sell	Standard Chartered Bank	6/21/2017	612,000	169,276	169,364	(88)
Malaysian ringgit	Sell	State Street Bank and Trust	6/21/2017	175,000	39,238	39,270	(32)
Mexican peso	Sell	State Street Bank and Trust	6/21/2017	1,140,000	60,082	60,171	(89)
Peruvian Nuevo sol	Sell	Goldman Sachs	6/21/2017	528,000	158,512	161,353	(2,841)
Russian ruble	Sell	State Street Bank and Trust	6/21/2017	5,000,000	84,617	87,159	(2,542)
South Korean won	Sell	Morgan Stanley	6/21/2017	218,000,000	194,972	195,233	(261)
Taiwan dollar	Sell	State Street Bank and Trust	6/21/2017	4,350,000	141,486	143,778	(2,292)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(23,536)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS LOCAL BOND FUND March 31, 2017

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$973,652	$—	$973,652
Foreign Government Obligations	—	8,230,089	—	8,230,089
Total	$—	$9,203,741	$—	$9,203,741
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$38,560	$—	$38,560
Liabilities	—	(23,536)	—	(23,536)
Total	$—	$15,024	$—	$15,024

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2017

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.87%

INVESTMENTS IN UNDERLYING FUNDS(a) 99.87%

Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I(b)	827,595	$17,371
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I*(b)	1,325,674	28,993
Lord Abbett Investment Trust-Convertible Fund-Class I(c)	946,403	11,641
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	4,385,124	23,285
Lord Abbett Investment Trust-High Yield Fund-Class I(e)	5,347,947	40,858
Lord Abbett Investment Trust-Inflation Focused Fund-Class I(f)	382,061	4,657
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	653,530	8,104
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	9,340,899	65,853
Lord Abbett Mid Cap Stock Fund, Inc.-Class I(i)	795,153	23,227
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(j)	1,923,569	8,271
Total Investments in Underlying Funds 99.87% (cost $239,652,409)		232,260
Other Assets in Excess of Liabilities(k) 0.13%		312
Net Assets 100.00%		$232,572

*	Non-income producing security.
(a)	Affiliated issuers (See Note 5).
(b)	Fund investment objective is total return.
(c)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(f)	Fund investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle and to seek current income.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Sell	UBS AG	5/31/2017	5,580,000	$4,280,418	$4,258,759	$21,659
Norwegian krone	Sell	Goldman Sachs	5/31/2017	17,850,000	2,144,074	2,080,102	63,972
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$85,631

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	UBS AG	5/31/2017	7,840,000	$8,323,532	$8,385,516	$(61,984)
British pound	Sell	State Street Bank and Trust	5/31/2017	1,885,000	2,359,633	2,364,807	(5,174)
Japanese yen	Sell	State Street Bank and Trust	5/31/2017	268,100,000	2,398,391	2,413,159	(14,768)
Swedish krona	Sell	Goldman Sachs	5/31/2017	38,400,000	4,286,439	4,296,817	(10,378)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(92,304)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - MULTI-ASSET GLOBAL OPPORTUNITY FUND March 31, 2017

Open Futures Contracts at March 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
MSCI EAFE, e-mini	June 2017	101	Long	$4,855,070	$177,735
U.S. 10-Year Treasury Note	June 2017	133	Short	(16,566,813)	4,966
Totals				$(11,711,743)	$182,701

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
Nikkei 225	June 2017	48	Long	$4,563,600	$(125,099)

The following is a summary of the inputs used as of March 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$232,260	$—	$—	$232,260
Total	$232,260	$—	$—	$232,260
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$86	$—	$86
Liabilities	—	(92)	—	(92)
Futures Contracts
Assets	183	—	—	183
Liabilities	(125)	—	—	(125)
Total	$58	$(6)	$—	$52

(1)	Refer to Note 2(m) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following four funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Lord Abbett Emerging Markets Local Bond Fund (“Emerging Markets Local Bond Fund”) and Lord Abbett Multi-Asset Global Opportunity Fund (“Multi-Asset Global Opportunity Fund”). Emerging Markets Corporate Debt Fund and Multi-Asset Global Opportunity Fund are each diversified as defined in the Act and Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are each non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Emerging Markets Corporate Debt Fund, Emerging Markets Local Bond Fund and Multi-Asset Global Opportunity Fund’s investment objective is total return. Multi-Asset Global Opportunity Fund invests principally in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

Notes to Schedule of Investments (unaudited)(continued)

(c)	Foreign Transactions-The books and records of Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Mortgage Dollar Rolls-Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Emerging Markets Local Bond Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(h)	Commercial Paper-Each Fund may purchase commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

(i)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(j)	Interest Rate Swaps-Each Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted.

(k)	Credit Default Swaps-Each Fund may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(l)

Floating Rate Loans-Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the

Notes to Schedule of Investments (unaudited)(continued)

syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2017, the Funds had no unfunded loan commitments.

(m)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

3. FEDERAL TAX INFORMATION

As of March 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Corporate Debt Fund	Emerging Markets Currency Fund
Tax cost	$36,345,039	$241,961,774
Gross unrealized gain	1,077,691	2,527,363
Gross unrealized loss	(122,700)	(9,994,078)
Net unrealized security gain (loss)	$954,991	$(7,466,715)

	Emerging Markets Local Bond Fund	Multi-Asset Global Opportunity Fund
Tax cost	$9,947,588	$247,948,533
Gross unrealized gain	348,516	4,304,216
Gross unrealized loss	(1,092,363)	(19,992,744)
Net unrealized security loss	$(743,847)	$(15,688,528)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into forward foreign currency exchange contracts for the period ended March 31, 2017 (as described in note 2(d)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits with brokers as collateral.

Multi-Asset Global Opportunity Fund entered into E-Mini S&P 500 Index futures contracts for the period ended March 31, 2017 (as described in note 2(e)) for investment purposes. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Corporate Debt Fund, Emerging Markets Currency Fund and Multi-Asset Global Opportunity Fund entered into U.S. Treasury futures contracts for the period ended March 31, 2017 (as described in note 2(e)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Emerging Markets Currency Fund entered into credit default swaps on indexes for the period ended March 31, 2017 (as described in note 2(k)) to hedge credit risk. Credit default swaps on indexes involve the exchange of a fixed rate premium for protection against the loss in value of underlying securities within an index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Emerging Markets Currency Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

Emerging Markets Currency Fund entered into interest rate swaps for the period ended March 31, 2017 (as described in note 2(j)) to economically hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. There is minimal counterparty credit risk to the Fund since interest rate swaps are traded through a central clearinghouse. As the counterparty to all centrally cleared interest rate swaps, the clearinghouse guarantees interest rate swaps against default.

As of March 31, 2017, each Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

Emerging Markets Corporate Debt Fund
Asset Derivatives	Interest Rate Contracts
Futures Contracts	$2,287
Liability Derivatives
Futures Contracts	$7,712

Emerging Markets Currency Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts
Centrally Cleared Interest Rate Swaps Contracts	$559,840	$—
Forward Foreign Currency Exchange Contracts	$—	$7,593,577
Liability Derivatives
Futures Contracts	$55,431	$—
Forward Foreign Currency Exchange Contracts	$—	$1,653,554

Emerging Markets Local Bond Fund
Asset Derivatives	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$38,560
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$23,536

Multi-Asset Global Opportunity Fund
Asset Derivatives	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts	$—	$—	$85,631
Futures Contracts	$177,735	$4,966	$—
Liability Derivatives
Futures Contracts	$125,099	$—	$—
Forward Foreign Currency Exchange Contracts	$—	$—	$92,304

Notes to Schedule of Investments (unaudited)(concluded)

5. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Global Opportunity Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) for the period ended March 31, 2017:

Multi-Asset Global Opportunity Fund

Affiliated Issuer	Balance of Shares Held at 12/31/2016	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2017	Fair Value at 3/31/2017	Net Realized Gain/(Loss) 1/1/2017 to 3/31/2017		Dividend Income 1/1/2017 to 3/31/2017
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	—	827,595	—	827,595	$17,371,223	$—		$—
Lord Abbett Equity Trust-Calibrated Mid Cap Value Fund-Class I	1,566,048	—	(240,374)	1,325,674	28,992,497	177,099		—
Lord Abbett Investment Trust-Convertible Fund-Class I	—	946,403	—	946,403	11,640,753	54,316	(a)	—
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I	6,694,865	57,070	(2,366,811)	4,385,124	23,285,008	(2,420,398)		297,751
Lord Abbett Investment Trust-High Yield Fund-Class I	4,772,486	662,531	(87,070)	5,347,947	40,858,315	(34,421)		615,945
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	—	382,061	—	382,061	4,657,323	—		6,603
Lord Abbett Securities Trust-International Core Equity Fund-Class I	469,166	184,364	—	653,530	8,103,768	—		—
Lord Abbett Securities Trust-International Dividend Income Fund-Class I	13,672,118	88,326	(4,419,545)	9,340,899	65,853,338	(5,133,317	)(b)	—
Lord Abbett Mid Cap Stock Fund, Inc.-Class I	1,165,421	—	(370,268)	795,153	23,226,435	4,066,997		—
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	1,159,263	1,322,404	(558,098)	1,923,569	8,271,345	(1,583)		34,853
Total					$232,260,005	$(3,291,307)		$955,152

(a)	Includes $54,316 of distributed capital gains.
(b)	Includes $622,698 of distributed capital gains.

Investments in Underlying Funds (unaudited)

Multi-Asset Global Opportunity Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2017, the Multi-Asset Global Opportunity Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments in Underlying Funds
Lord Abbett Equity Trust-Calibrated Large Cap Value Fund-Class I	7.48%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	12.48%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	10.03%
Lord Abbett Investment Trust-Convertible Fund-Class I	5.01%
Lord Abbett Investment Trust - High Yield Fund - Class I	17.59%
Lord Abbett Investment Trust-Inflation Focused Fund-Class I	2.01%
Lord Abbett Securities Trust - International Core Equity Fund - Class I	3.49%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	28.35%
Lord Abbett Mid Cap Stock Fund - Class I	10.00%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	3.56%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2017, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Underlying Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Equity Trust – Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments
JPMorgan Chase & Co.	3.86%
Chevron Corp.	3.56%
Pfizer, Inc.	2.99%
Johnson & Johnson	2.65%
Bank of America Corp.	2.60%
Cisco Systems, Inc.	2.48%
General Electric Co.	2.35%
Exxon Mobil Corp.	2.18%
AT&T, Inc.	2.02%
Procter & Gamble Co. (The)	1.93%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	4.41%
Consumer Staples	7.95%
Energy	12.13%
Financials	25.57%
Health Care	11.16%
Industrials	10.37%
Information Technology	10.47%
Materials	3.14%
Real Estate	5.01%
Telecommunications Services	3.43%
Utilities	5.80%
Repurchase Agreement	0.56%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments
Edison International	2.04%
XL Group Ltd.	1.88%
Invesco Ltd.	1.80%
Citizens Financial Group, Inc.	1.78%
M&T Bank Corp.	1.71%
Huntsman Corp.	1.61%
Prologis, Inc.	1.58%
Sempra Energy	1.56%
Cummins, Inc.	1.51%
Ventas, Inc.	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.61%
Consumer Staples	3.53%
Energy	9.17%
Financials	19.03%
Health Care	4.07%
Industrials	13.34%
Information Technology	9.95%
Materials	5.80%
Real Estate	14.05%
Telecommunications Services	0.73%
Utilities	10.71%
Repurchase Agreement	1.01%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
Restoration Hardware Holdings, Inc., Zero Coupon, 7/15/2020	3.46%
SolarCity Corp., 1.625%, 11/1/2019	2.84%
Allergan plc, 5.50%	2.81%
Intel Corp., 3.25%, 8/1/2039	2.60%
Priceline Group, Inc. (The), 1.00%, 3/15/2018	2.39%
Micron Technology, Inc., 2.125%, 2/15/2033	2.33%
Anthem, Inc., 5.25%	2.30%
Microchip Technology, Inc., 1.625%, 2/15/2025	2.22%
DISH Network Corp., 3.375%, 8/15/2026	2.21%
Wells Fargo & Co., 7.50%	2.19%

Holdings by Sector*	% of Investments
Automotive	3.86%
Banking	4.59%
Basic Industry	9.92%
Capital Goods	1.15%
Consumer Goods	2.94%
Energy	6.31%
Financial Services	3.30%
Health Care	16.44%
Leisure	1.11%
Media	3.88%
Real Estate	3.28%
Retail	4.48%
Services	1.08%
Technology & Electronics	28.55%
Telecommunications Services	2.30%
Transportation	3.56%
Utilities	3.25%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments
Brazil Letras do Tesouro Nacional, Zero Coupon, 07/01/2017	3.72%
City of Buenos Aires, 22.3958%, 03/29/2024	1.12%
Wells Fargo Dealer Floorplan Master Note Trust 2014-1 A, 1.3583%, 07/20/2019	1.03%
Federal National Mortgage Assoc., 3.442%, 11/01/2040	1.02%
CIFC Funding Ltd. 2014-5A A1R, 2.4232%, 01/17/2027	0.86%
BellSouth LLC, 4.40%, 04/26/2017	0.85%
H/2 Asset Funding 2014-1 Ltd., 2.348%, 03/19/2037	0.85%
Capital One Multi-Asset Execution Trust 2015-A3, 1.3122%, 03/15/2023	0.83%
Prima Capital CRE Securization 2006-1, 2.55%, 08/26/2049	0.80%
Cent CLO Ltd. 2013-17A A1, 2.339%, 01/30/2025	0.77%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset-Backed	8.49%
Automotive	1.61%
Banking	5.13%
Basic Industry	2.27%
Capital Goods	1.65%
Consumer Goods	0.32%
Energy	8.24%
Financial Services	13.58%
Foreign Government	4.84%
Health Care	3.06%
Insurance	0.70%
Leisure	1.64%
Media	1.98%
Mortgage-Backed	24.38%
Municipal	0.32%
Real Estate	2.98%
Retail	0.81%
Services	0.55%
Technology & Electronics	3.34%
Telecommunications	2.36%
Transportation	0.91%
U.S Government	7.28%
Utility	3.56%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
CSC Holdings LLC, 10.875%, 10/15/2025	1.45%
DISH DBS Corp., 7.75%, 07/01/2026	0.99%
Navient Corp., 5.875%, 03/25/2021	0.88%
T-Mobile USA, Inc., 6.50%, 01/15/2026	0.84%
ArcelorMittal, 6.125%, 06/01/2025	0.72%
Sprint Corp., 7.625%, 02/15/2025	0.69%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 04/01/2024	0.68%
Tenet Healthcare Corp., 8.125%, 04/01/2022	0.68%
Freeport-McMoRan, Inc., 3.875%, 03/15/2023	0.67%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 7.125%, 06/15/2024	0.65%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Automotive	1.94%
Banking	3.11%
Basic Industry	16.63%
Capital Goods	3.20%
Consumer Cyclicals	0.44%
Consumer Discretionary	0.54%
Consumer Goods	2.96%
Consumer Non-Durables	0.11%
Consumer Services	0.47%
Consumer Staples	0.14%
Energy	14.83%
Financial Services	2.71%
Foreign Government	0.95%
Forest Products	0.10%
Healthcare	7.63%
Housing	0.27%
Information Technology	0.13%
Insurance	0.88%
Integrated Oils	0.14%
Leisure	5.93%
Manufacturing	0.55%
Materials and Processing	0.43%
Media	10.20%
Metals/Minerals	0.39%
Mortgaged Backed	0.03%
Producer Durables	0.18%
Real Estate	0.36%
Retail	3.56%
Services	3.85%
Technology & Electronics	5.23%
Telecommunications	6.29%
Transportation	3.58%
Utility	1.68%
Repurchase Agreement	0.56%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Inflation Focused Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 1.375%, 06/30/2018	1.34%
World Financial Network Credit Card Master Trust 2012-D A, 2.15%, 04/17/2023	0.73%
OneMain Financial Issuance Trust	0.70%
HBOS plc (United Kingdom), 6.75%, 05/21/2018	0.68%
Williams Partners LP/ACMP Finance Corp., 4.875%, 05/15/2023	0.61%
U.S. Treasury Note, 1.75%, 10/31/2020	0.53%
Wells Fargo Dealer Floorplan Master Note Trust 2015-2 A, 1.0884%, 01/20/2022	0.51%
Bank of America Corp., 5.49%, 03/15/2019	0.51%
CarMax Auto Owner Trust 2016-3 A3, 1.39%, 05/17/2021	0.50%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	1.76%
Automotive	2.72%
Banking	1.71%
Basic Industry	1.71%
Capital Goods	0.92%
Consumer Cyclicals	0.87%
Consumer Discretionary	0.19%
Consumer Goods	0.44%
Consumer Non-Durables	0.07%
Consumer Services	1.01%
Consumer Staples	0.80%
Energy	10.84%
Financials	45.08%
Food And Drug	0.06%
Foreign Government	0.35%
Health Care	2.99%
Information Technology	0.16%
Insurance	0.34%
Integrated Oils	0.40%
Leisure	1.00%
Materials	1.94%
Media	0.84%
Mortgage Backed	6.08%
Municipal	0.29%
Producer Durables	0.83%
Real Estate	0.63%
Retail	0.55%
Services	0.35%
Technology	2.25%
Telecommunication Services	2.28%
Transportation	0.83%
U.S. Government	5.40%
Utilities	2.45%
Repurchase Agreement	1.86%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Roche Holding AG	3.43%
Shire plc	2.45%
Allianz SE Registered Shares	2.32%
Siemens AG Registered Shares	2.18%
Mitsubishi UFJ Financial Group, Inc.	1.90%
Vinci SA	1.87%
ING Groep NV	1.83%
British American Tobacco plc	1.83%
LVMH Moet Hennessy Louis Vuitton SE	1.81%
SoftBank Group Corp.	1.74%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	13.52%
Consumer Staples	8.46%
Energy	6.61%
Financials	22.16%
Health Care	9.07%
Industrials	14.96%
Information Technology	6.13%
Materials	8.72%
Real Estate	2.51%
Telecommunication Services	4.23%
Utilities	3.63%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Allianz SE Registered Shares	2.84%
British American Tobacco plc	2.79%
Bank of China Ltd. H Shares	2.53%
BASF SE	2.22%
HSBC Holdings plc	1.93%
Royal Bank of Canada	1.93%
Rio Tinto plc ADR	1.91%
Spark New Zealand Ltd.	1.77%
National Grid plc	1.76%
Sanofi	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.27%
Consumer Staples	7.12%
Energy	8.85%
Financials	34.12%
Health Care	6.33%
Industrials	8.18%
Information Technology	6.30%
Materials	6.01%
Real Estate	2.53%
Telecommunication Services	5.97%
Utilities	3.73%
Repurchase Agreement	2.59%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Mid Cap Stock Fund, Inc.

Ten Largest Holdings	% of Investments
XL Group Ltd.	2.43%
Newell Brands, Inc.	2.01%
KeyCorp	1.99%
Portland General Electric Co.	1.97%
Edison International	1.94%
Molson Coors Brewing Co. Class B	1.78%
Hubbell, Inc.	1.74%
PPL Corp.	1.74%
Marathon Oil Corp.	1.72%
Citizens Financial Group, Inc.	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	7.94%
Consumer Staples	4.95%
Energy	10.69%
Financials	21.32%
Health Care	7.80%
Industrials	14.24%
Information Technology	9.11%
Materials	6.18%
Real Estate	9.52%
Utilities	7.11%
Repurchase Agreement	1.14%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
HBOS plc, 6.75%, 05/21/2018	0.69%
Air Lease Corp., 5.625%, 04/01/2017	0.67%
U.S. Treasury Note, 1.375%, 06/30/2018	0.67%
BAMLL Commercial Mortgage Securities Trust 2014-IP A, 2.717%, 06/15/2028	0.55%
Forest Laboratories LLC, 4.375%, 02/01/2019	0.53%
Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	0.49%
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM, 5.591%, 04/15/2047	0.49%
Ladder Capital Commercial Mortgage Securities LLC 2014-PKMD A, 2.8568%, 11/14/2027	0.49%
MPLX LP, 5.50%, 02/15/2023	0.48%
BellSouth LLC, 4.40%, 04/26/2021	0.47%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Auto	2.39%
Basic Industry	0.58%
Capital Goods	0.73%
Consumer Cyclicals	1.55%
Consumer Discretionary	0.95%
Consumer Services	1.66%
Consumer Staples	0.86%
Energy	10.23%
Financials Services	59.83%
Foreign Government	0.15%
Government	4.36%
Health Care	3.09%
Intergrated Oils	0.89%
Materials and Processing	3.40%
Municipal	0.43%
Other	0.10%
Producer Durables	0.87%
Technology	2.49%
Telecommunications	2.30%
Transportation	0.68%
Utilities	2.08%
Repurchase Agreement	0.38%
Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: May 26, 2017